UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1:	Schedule of Investments

California Tax-Exempt Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.5%)
	ABAG Finance Auth. for Non-Profit Corp. California (Acacia Creek) VRDO	0.650%	3/2/09		41,525	41,525
	ABAG Finance Auth. for Non-Profit Corp. California (Computer History Museum) VRDO	0.570%	3/6/09	LOC	7,000	7,000
	ABAG Finance Auth. for Non-Profit Corp. California (La Jolla Day School) VRDO	1.250%	3/6/09	LOC	11,800	11,800
	ABAG Finance Auth. for Non-Profit Corp. California (On Lok Senior Health) VRDO	0.470%	3/6/09	LOC	5,000	5,000
	ABAG Finance Auth. for Non-Profit Corp. California (Point Loma Nazarene) VRDO	0.370%	3/6/09	LOC	12,000	12,000
	ABAG Finance Auth. for Non-Profit Corp. California (San Francisco Friends) VRDO	0.400%	3/6/09	LOC	24,000	24,000
	ABAG Finance Auth. for Non-Profit Corp. California (Schools of the Sacred Heart) VRDO	0.400%	3/6/09	LOC	5,600	5,600
	ABAG Finance Auth. for Non-Profit Corp. California (Valley Christian Schools) VRDO	0.350%	3/6/09	LOC	9,900	9,900
	Antelope Vallet (East Kern California) VRDO	0.370%	3/6/09	LOC	13,100	13,100
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.550%	3/6/09		2,495	2,495
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.550%	3/6/09		6,505	6,505
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.550%	3/6/09		14,910	14,910
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.620%	3/6/09		19,745	19,745
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.630%	3/6/09		4,290	4,290
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.300%	3/6/09		18,000	18,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.350%	3/6/09		151,000	151,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.400%	3/6/09		12,500	12,500
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.400%	3/6/09		20,000	20,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.450%	3/6/09		7,400	7,400

California Tax-Exempt Money Market Fund

	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.450%	3/6/09		8,235	8,235
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.550%	3/6/09		9,860	9,860
	Berkeley CA Rev. (Berkeley-Albany YMCA) VRDO	0.470%	3/6/09	LOC	8,165	8,165
	Berkeley CA TRAN	4.000%	10/29/09		8,000	8,091
	Big Bear Lake CA Ind. Rev. (Southwest Gas Corp.) VRDO	0.630%	3/6/09	LOC	9,200	9,200
	California Communities NT Program NT Participation (County of Riverside) TRAN	3.000%	6/30/09		58,250	58,510
[1]	California Educ. Fac. Auth. (Loyola Marymount Univ.) TOB VRDO	0.590%	3/6/09	LOC	3,685	3,685
	California Educ. Fac. Auth. Rev. (California Institute of Technology) VRDO	0.280%	3/6/09		20,000	20,000
	California Educ. Fac. Auth. Rev. (California Institute of Technology) VRDO	0.300%	3/6/09		18,300	18,300
	California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.) VRDO	1.100%	3/6/09	LOC	10,000	10,000
	California Educ. Fac. Auth. Rev. (Pomona College) VRDO	0.400%	3/6/09		13,040	13,040
	California Educ. Fac. Auth. Rev. (St. Marys) VRDO	0.400%	3/6/09	LOC	19,700	19,700
	California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	0.570%	10/28/09		40,000	40,000
	California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	0.570%	11/2/09		33,000	33,000
	California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	0.570%	11/4/09		40,000	40,000
[1]	California Educ. Fac. Auth. Rev. (Stanford Univ.) TOB VRDO	0.620%	3/6/09		4,480	4,480
	California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	0.350%	3/2/09		13,750	13,750
[1]	California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	0.190%	3/6/09		7,565	7,565
[1]	California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	0.190%	3/6/09		4,580	4,580
	California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	0.190%	3/6/09		15,468	15,468
	California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	0.350%	3/6/09	LOC	8,605	8,605
[1]	California Educ. Fac. Auth. Rev. (Univ. of Southern California) TOB VRDO	0.550%	3/6/09		3,185	3,185

California Tax-Exempt Money Market Fund

[1]	California Educ. Fac. Auth. Rev. (Univ. of Southern California) TOB VRDO	0.550%	3/6/09		4,860	4,860
[1]	California Educ. Fac. Auth. Rev. (Univ. of Southern California) TOB VRDO	0.630%	3/6/09		7,735	7,735
	California GO (Kindergarten-Univ.) VRDO	0.450%	3/2/09	LOC	9,020	9,020
[1]	California GO TOB VRDO	0.630%	3/6/09	LOC	50,000	50,000
[1]	California GO TOB VRDO	0.670%	3/6/09	(Prere.)	8,740	8,740
[1]	California GO TOB VRDO	0.670%	3/6/09	(4)(Prere.)	15,320	15,320
[1]	California GO TOB VRDO	0.670%	3/6/09	(Prere.)	21,405	21,405
[1]	California GO TOB VRDO	0.700%	3/6/09	(13)	2,500	2,500
[1]	California GO TOB VRDO	3.500%	3/6/09	(4)LOC	14,815	14,815
	California GO VRDO	0.250%	3/6/09	LOC	39,300	39,300
	California GO VRDO	0.400%	3/6/09	LOC	14,000	14,000
	California GO VRDO	0.650%	3/6/09	LOC	22,500	22,500
	California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	0.380%	3/6/09	LOC	11,800	11,800
	California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	0.380%	3/6/09	LOC	7,900	7,900
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	0.440%	3/6/09	LOC	29,615	29,615
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	0.440%	3/6/09	LOC	5,350	5,350
	California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/09	(4)(ETM)	6,290	6,336
	California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.) VRDO	0.300%	3/6/09		8,450	8,450
	California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.) VRDO	0.300%	3/6/09		5,850	5,850
	California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.) VRDO	0.300%	3/6/09		5,750	5,750
	California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	0.750%	3/6/09		73,275	73,275
	California Health Fac. Finance Auth. Rev. (Pitzer College) VRDO	0.400%	3/6/09	LOC	7,250	7,250
	California Health Fac. Finance Auth. Rev. (Scripps Health) VRDO	0.340%	3/6/09	LOC	3,875	3,875
	California Health Fac. Finance Auth. Rev. (Scripps Health) VRDO	0.390%	3/6/09	LOC	37,310	37,310
	California Health Fac. Finance Auth. Rev. (Scripps Health) VRDO	0.440%	3/6/09	LOC	10,975	10,975
	California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	1.800%	6/15/09		30,000	30,000
	California Health Fac. Finance Auth. Rev. (Stanford Hospital) VRDO	0.320%	3/6/09		41,600	41,600

California Tax-Exempt Money Market Fund

	California Health Fac. Finance Auth. Rev. (Stanford Hospital) VRDO	1.500%	3/6/09	(4)	22,955	22,955
[1]	California Health Fac. Finance Auth. Rev. TOB VRDO	0.550%	3/6/09		6,550	6,550
[1]	California Health Fac. Finance Auth. Rev. TOB VRDO	0.550%	3/6/09		15,000	15,000
[1]	California Health Fac. Finance Auth. Rev. TOB VRDO	0.620%	3/6/09		6,705	6,705
[1]	California Health Fac. Finance Auth. Rev. TOB VRDO	0.650%	3/6/09	LOC	36,110	36,110
[1]	California Housing Finance Agency Auth. TOB VRDO	0.770%	3/6/09		7,395	7,395
[1]	California Housing Finance Agency Auth. TOB VRDO	0.770%	3/6/09		7,615	7,615
[1]	California Housing Finance Agency Auth. TOB VRDO	0.770%	3/6/09		3,227	3,227
	California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III) VRDO	0.650%	3/6/09		14,175	14,175
	California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III) VRDO	0.650%	3/6/09		17,700	17,700
	California Housing Finance Agency Home Mortgage Rev. VRDO	0.700%	3/2/09		1,400	1,400
	California Housing Finance Agency Home Mortgage Rev. VRDO	0.480%	3/6/09		7,500	7,500
	California Housing Finance Agency Home Mortgage Rev. VRDO	0.500%	3/6/09		25,910	25,910
	California Housing Finance Agency Home Mortgage Rev. VRDO	0.500%	3/6/09		15,000	15,000
	California Housing Finance Agency Home Mortgage Rev. VRDO	0.650%	3/6/09		16,750	16,750
	California Housing Finance Agency Home Mortgage Rev. VRDO	0.700%	3/6/09		57,435	57,435
	California Housing Finance Agency Home Mortgage Rev. VRDO	0.700%	3/6/09		10,000	10,000
	California Housing Finance Agency Home Mortgage Rev. VRDO	1.050%	3/6/09	(4)	25,700	25,700
	California Housing Finance Agency Home Mortgage Rev. VRDO	3.000%	3/6/09	(4)	13,430	13,430
	California Housing Finance Agency Home Mortgage VRDO	1.000%	3/2/09		50,000	50,000
	California Housing Finance Agency Home Mortgage VRDO	1.000%	3/2/09		10,500	10,500
	California Housing Finance Agency Home Mortgage VRDO	1.300%	3/2/09		20,000	20,000

California Tax-Exempt Money Market Fund

California Housing Finance Agency Single Family Mortgage Rev. VRDO	0.570%	3/6/09		58,400	58,400
California Housing Finance Agency Single Family Mortgage Rev. VRDO	0.650%	3/6/09		49,170	49,170
California Housing Finance Agency Single Family Mortgage Rev. VRDO	0.700%	3/6/09		7,250	7,250
California Infrastructure & Econ. Dev. Bank Rev. (American National Red Cross) VRDO	0.500%	3/6/09	LOC	6,500	6,500
California Infrastructure & Econ. Dev. Bank Rev. (Buck Institute) VRDO	0.300%	3/6/09	LOC	5,500	5,500
California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences) VRDO	0.350%	3/2/09	LOC	11,060	11,060
California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences) VRDO	0.350%	3/2/09	LOC	4,700	4,700
California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences) VRDO	0.350%	3/2/09	LOC	8,925	8,925
California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences) VRDO	0.350%	3/2/09	LOC	9,795	9,795
California Infrastructure & Econ. Dev. Bank Rev. (Colburn School) VRDO	2.000%	3/6/09	LOC	8,990	8,990
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) VRDO	0.250%	3/2/09		3,500	3,500
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) VRDO	0.350%	3/2/09		32,725	32,725
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) VRDO	0.350%	3/2/09		21,895	21,895
California Infrastructure & Econ. Dev. Bank Rev. (Los Angeles County Museum) VRDO	0.350%	3/2/09	LOC	7,300	7,300
California Infrastructure & Econ. Dev. Bank Rev. (Orange County Performing) VRDO	0.370%	3/6/09	LOC	20,000	20,000
California Infrastructure & Econ. Dev. Bank Rev. (Orange County Performing) VRDO	0.400%	3/6/09	LOC	5,760	5,760
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas & Electric) VRDO	0.250%	3/6/09	LOC	12,400	12,400
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas & Electric) VRDO	0.250%	3/6/09	LOC	12,375	12,375

California Tax-Exempt Money Market Fund

	California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas & Electric) VRDO	0.600%	3/6/09	LOC	13,000	13,000
	California Infrastructure & Econ. Dev. Bank Rev. (Prinsco Inc. Project) VRDO	0.650%	3/6/09	LOC	10,000	10,000
	California Infrastructure & Econ. Dev. Bank Rev. (Rand Corp.) VRDO	0.450%	3/2/09	LOC	7,650	7,650
	California Infrastructure & Econ. Dev. Bank Rev. (Rand Corp.) VRDO	0.400%	3/6/09	LOC	5,100	5,100
	California Infrastructure & Econ. Dev. Bank Rev. (San Fransisco Ballet) VRDO	0.350%	3/2/09	LOC	7,350	7,350
	California Infrastructure & Econ. Dev. Bank Rev. (Santa Barbara Performing Arts) VRDO	0.400%	3/6/09	LOC	30,000	30,000
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09		8,800	8,800
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09		12,000	12,000
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09		17,000	17,000
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09		6,000	6,000
[1]	California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	0.670%	3/6/09	(Prere.)	16,840	16,840
	California Muni. Financing Auth. Rev. (Allied Waste Inc.) VRDO	0.650%	3/6/09	LOC	20,000	20,000
	California Muni. Financing Auth. Rev. (La Sierra Univ.) VRDO	0.470%	3/6/09	LOC	6,000	6,000
	California Muni. Financing Auth. Rev. (Notre Dame High School) VRDO	0.750%	3/6/09	LOC	6,650	6,650
	California PCR Financing Auth. Rev. (Exxon) VRDO	0.250%	3/2/09		1,200	1,200
	California Pollution Control Finance Auth. Environmental Improvement Rev. (BP West Coast Products) CP	1.000%	6/1/09		13,750	13,750
	California Rural Home Mortgage Finance Auth. Single Family Mortgage Rev. VRDO	4.500%	3/2/09		20,255	20,255
	California School Cash Reserve Program Auth. Pool COP TRAN	3.000%	7/6/09	LOC	50,000	50,235
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/09		10,000	10,063
	California State Dept. of Water Resources Power Supply Rev. VRDO	0.300%	3/2/09	LOC	5,500	5,500
	California State Dept. of Water Resources Power Supply Rev. VRDO	0.350%	3/2/09	LOC	17,000	17,000

California Tax-Exempt Money Market Fund

	California State Dept. of Water Resources Power Supply Rev. VRDO	0.350%	3/2/09	LOC	16,210	16,210
	California State Dept. of Water Resources Power Supply Rev. VRDO	0.280%	3/6/09	LOC	3,500	3,500
	California State Dept. of Water Resources Power Supply Rev. VRDO	0.300%	3/6/09	LOC	5,195	5,195
	California State Dept. of Water Resources Power Supply Rev. VRDO	0.350%	3/6/09	LOC	16,640	16,640
	California State Dept. of Water Resources Power Supply Rev. VRDO	0.350%	3/6/09	LOC	108,900	108,900
	California State Dept. of Water Resources Power Supply Rev. VRDO	0.400%	3/6/09	LOC	9,000	9,000
	California State Dept. of Water Resources Power Supply Rev. VRDO	1.050%	3/6/09	(4)	15,850	15,850
	California State Econ. Recovery Bonds	5.250%	1/1/10		30,000	30,807
	California State Econ. Recovery Bonds VRDO	0.300%	3/6/09	LOC	28,200	28,200
[1]	California State Univ. Rev. TOB VRDO	1.380%	3/6/09	(4)	5,650	5,650
[1]	California Statewide Community Dev. Auth. Multifamily Housing TOB VRDO	0.730%	3/6/09		18,395	18,395
[1]	California Statewide Community Dev. Auth. Multifamily Housing TOB VRDO	0.730%	3/6/09	LOC	23,995	23,995
	California Statewide Community Dev. Auth. Multifamily Rev. (Canyon Springs) VRDO	0.720%	3/6/09	LOC	9,105	9,105
	California Statewide Community Dev. Auth. Multifamily Rev. (Knoll Apartments) VRDO	0.650%	3/6/09	LOC	12,715	12,715
	California Statewide Community Dev. Auth. Multifamily Rev. (Valley Palms Apartments) VRDO	0.650%	3/6/09	LOC	13,500	13,500
	California Statewide Community Dev. Auth. Multifamily Rev. (Village Green Apartments) VRDO	0.650%	3/6/09		5,800	5,800
	California Statewide Community Dev. Auth. Rev. (Azusa Pacific Univ. Project) VRDO	1.220%	3/6/09	LOC	20,000	20,000
	California Statewide Community Dev. Auth. Rev. (Childrens Hosp.) VRDO	0.400%	3/6/09	LOC	25,000	25,000
	California Statewide Community Dev. Auth. Rev. (Cottage Health Systems) VRDO	0.300%	3/6/09	LOC	25,000	25,000
	California Statewide Community Dev. Auth. Rev. (Cottage Health Systems) VRDO	0.300%	3/6/09	LOC	21,985	21,985

California Tax-Exempt Money Market Fund

	California Statewide Community Dev. Auth. Rev. (Culinary Institute of America) VRDO	1.250%	3/6/09	LOC	3,000	3,000
	California Statewide Community Dev. Auth. Rev. (Fiorella Investments LLC) VRDO	1.300%	3/6/09	LOC	9,355	9,355
	California Statewide Community Dev. Auth. Rev. (John Muir Health Services) VRDO	0.250%	3/2/09	LOC	10,900	10,900
	California Statewide Community Dev. Auth. Rev. (John Muir Health Services) VRDO	0.350%	3/2/09	LOC	8,600	8,600
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	0.250%	3/6/09		26,800	26,800
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	0.370%	3/6/09		21,300	21,300
	California Statewide Community Dev. Auth. Rev. (Los Angeles County Museum) VRDO	0.340%	3/6/09	LOC	20,000	20,000
[2]	California Statewide Community Dev. Auth. Rev. (Los Angeles County Museum) VRDO	0.370%	3/6/09	LOC	19,000	19,000
	California Statewide Community Dev. Auth. Rev. (Los Angeles County Museum) VRDO	0.400%	3/6/09	LOC	33,645	33,645
	California Statewide Community Dev. Auth. Rev. (Rady Children's Hosp.) VRDO	1.250%	3/6/09	LOC	7,100	7,100
	California Statewide Community Dev. Auth. Rev. (St. Joseph Health System) VRDO	0.300%	3/6/09		21,940	21,940
	California Statewide Community Dev. Auth. Rev. (St. Joseph Health System) VRDO	0.300%	3/6/09		37,100	37,100
	California Statewide Community Dev. Auth. Rev. (Univ. of San Diego) VRDO	0.450%	3/6/09	LOC	18,415	18,415
	California Statewide Community Dev. Auth. Rev. VRDO	0.300%	3/6/09	LOC	17,500	17,500
	California Statewide Community Dev. Auth. Rev. VRDO	0.300%	3/6/09	LOC	18,000	18,000
	California Statewide Community Dev. Auth. Rev. VRDO	0.300%	3/6/09		42,275	42,275
	California Statewide Community Dev. Auth. Rev. VRDO	0.480%	3/6/09	(12)	3,500	3,500
	California Statewide Community Dev. Auth. Rev. VRDO	0.600%	3/6/09	LOC	9,500	9,500

California Tax-Exempt Money Market Fund

	Calleguas-Las Virgines CA Public Financing Auth. Rev. (Muni Water Dist. Project) VRDO	0.370%	3/6/09	LOC	8,825	8,825
	Castaic Lake CA Water Agency Rev. COP VRDO	0.360%	3/6/09	LOC	4,600	4,600
	Central Basin Muni. Water Dist. CA COP VRDO	0.340%	3/6/09	LOC	3,200	3,200
[1]	Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer) TOB VRDO	0.620%	3/6/09		10,865	10,865
	Chula Vista CA Multi-Family Housing Rev. VRDO	0.500%	3/6/09	LOC	18,970	18,970
	Contra Costa CA Housing Finance Agency Home Mortgage Rev. (Park Regency) VRDO	0.450%	3/6/09	LOC	42,200	42,200
[1]	Contra Costa CA Water Dist. Rev. TOB VRDO	1.670%	3/6/09		5,200	5,200
	Contra Costa County CA MFH Pleasant Hill VRDO	0.590%	3/6/09	LOC	33,800	33,800
	Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	0.650%	3/12/09	LOC	45,000	45,000
	East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	0.370%	3/6/09		10,000	10,000
	East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	1.100%	3/6/09		6,900	6,900
	East Bay CA Muni. Util. Dist. Water System Rev.	0.650%	3/4/09		45,000	45,000
[1]	East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	1.000%	3/6/09	(4)	19,800	19,800
[1]	East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	1.010%	3/6/09	(4)	11,580	11,580
[1]	Eastern California Muni. Water. Dist. Water & Sewer COP VRDO	0.550%	3/6/09		1,590	1,590
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	0.340%	3/6/09		27,675	27,675
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	0.370%	3/6/09		11,700	11,700
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	0.370%	3/6/09		10,600	10,600
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	0.390%	3/6/09		8,800	8,800
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	0.390%	3/6/09		30,000	30,000
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	0.400%	3/6/09		34,000	34,000

California Tax-Exempt Money Market Fund

	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	0.400%	3/6/09		34,000	34,000
[1]	Elsinore Valley CA Muni. Water Dist. COP TOB VRDO	0.630%	3/6/09	(13)	5,165	5,165
	Elsinore Valley CA Muni. Water Dist. COP VRDO	1.250%	3/6/09	LOC	8,000	8,000
	Escondido CA Community Dev. COP (Escondido Community Dev.) VRDO	0.650%	3/6/09	LOC	8,600	8,600
	Fresno CA COP VRDO	0.850%	3/6/09	LOC	6,300	6,300
	Fresno County CA TRAN	3.000%	6/30/09		30,000	30,135
	Garden Grove CA Housing Auth. Mulifamily Rev. VRDO	0.620%	3/6/09	LOC	9,100	9,100
[1]	Golden State Tobacco Securitization Corp. Rev. California TOB VRDO	0.690%	3/6/09	(13)	6,750	6,750
	Irvine CA Assessment Dist. Improvement Bonds (Northwest Irvine) VRDO	0.450%	3/2/09	LOC	5,000	5,000
	Irvine CA Assessment Dist. Improvement Bonds VRDO	0.450%	3/2/09	LOC	31,943	31,943
	Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev. VRDO	0.450%	3/2/09	LOC	9,216	9,216
	Irvine CA Ranch Water Dist. Rev. VRDO	0.450%	3/2/09	LOC	4,900	4,900
	Kern County CA TRAN	3.000%	6/30/09		25,000	25,115
	Livermore CA COP VRDO	0.850%	3/6/09	LOC	7,500	7,500
	Livermore CA Redevelopment Agency Multi-Family Housing Rev. VRDO	0.590%	3/6/09	LOC	19,000	19,000
[1]	Long Beach CA Harbor Rev. TOB VRDO	0.700%	3/6/09		7,570	7,570
[1]	Long Beach CA Harbor Rev. TOB VRDO	1.120%	3/6/09		8,665	8,665
[1]	Long Beach CA Harbor Rev. TOB VRDO	2.230%	3/6/09		16,145	16,145
	Long Beach CA Water Rev. CP	0.550%	4/6/09		8,000	8,000
[1]	Los Angeles CA Community College Dist. GO TOB VRDO	0.630%	3/6/09		5,000	5,000
[1]	Los Angeles CA Community College Dist. GO TOB VRDO	0.640%	3/6/09		8,500	8,500
	Los Angeles CA Community Redev. Agency Multifamily Housing Rev. (Hollywood & Vine Apartments) VRDO	0.650%	3/6/09	LOC	25,000	25,000
[1]	Los Angeles CA Community Redev. Agency Multifamily Housing Rev. (The Alexandria) TOB VRDO	0.720%	3/6/09	LOC	20,390	20,390
[1]	Los Angeles CA Dept. of Airports International Airport Rev. TOB VRDO	0.620%	3/6/09		5,530	5,530
[1]	Los Angeles CA Dept. of Airports International Airport Rev. TOB VRDO	0.700%	3/6/09		11,325	11,325
	Los Angeles CA Dept. of Airports International Airport Rev. VRDO	0.400%	3/6/09	LOC	20,000	20,000

California Tax-Exempt Money Market Fund

	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/09		5,650	5,712
[1]	Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	0.550%	3/6/09		7,495	7,495
[1]	Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	0.690%	3/6/09	(13)	7,080	7,080
[1]	Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	0.970%	3/6/09	(4)	3,605	3,605
[1]	Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	0.970%	3/6/09	(4)	14,245	14,245
	Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	1.670%	3/6/09		8,350	8,350
	Los Angeles CA Dept. of Water & Power Rev. VRDO	0.400%	3/2/09		5,300	5,300
	Los Angeles CA Dept. of Water & Power Rev. VRDO	0.400%	3/2/09		7,900	7,900
	Los Angeles CA Dept. of Water & Power Rev. VRDO	0.290%	3/6/09		43,000	43,000
	Los Angeles CA Dept. of Water & Power Rev. VRDO	0.300%	3/6/09		35,130	35,130
	Los Angeles CA Dept. of Water & Power Rev. VRDO	0.350%	3/6/09		53,850	53,850
	Los Angeles CA Dept. of Water & Power Rev. VRDO	0.350%	3/6/09		20,000	20,000
	Los Angeles CA Dept. of Water & Power Rev. VRDO	0.350%	3/6/09		51,300	51,300
[1]	Los Angeles CA Harbor Dept. Rev. TOB VRDO	0.730%	3/6/09	(13)	18,865	18,865
	Los Angeles CA Multifamily Housing Rev. (Fountain Park) VRDO	0.500%	3/6/09	LOC	25,500	25,500
	Los Angeles CA Multifamily Housing Rev. (Queen Portfolio) VRDO	0.700%	3/6/09	LOC	7,300	7,300
	Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	0.640%	3/6/09	LOC	23,600	23,600
	Los Angeles CA Single Family Mortgage Rev. VRDO	0.850%	3/6/09		12,650	12,650
	Los Angeles CA Single Family Mortgage Rev. VRDO	0.850%	3/6/09		10,000	10,000
	Los Angeles CA TRAN	3.000%	6/30/09		65,000	65,309
	Los Angeles CA USD (Belmont Learning Complex) VRDO	0.400%	3/6/09	LOC	22,475	22,475
	Los Angeles CA USD COP VRDO	0.400%	3/6/09	LOC	14,200	14,200
[1]	Los Angeles CA USD GO TOB VRDO	0.550%	3/6/09		6,660	6,660
[1]	Los Angeles CA USD GO TOB VRDO	0.550%	3/6/09		4,995	4,995
[1]	Los Angeles CA USD TOB VRDO	0.590%	3/6/09	LOC	6,130	6,130
	Los Angeles CA USD TRAN	3.000%	7/30/09		77,000	77,467

California Tax-Exempt Money Market Fund

[1]	Los Angeles CA Wastewater System Rev. TOB VRDO	0.820%	3/6/09		25,000	25,000
	Los Angeles CA Wastewater System Rev. VRDO	0.300%	3/6/09	LOC	14,440	14,440
	Los Angeles CA Wastewater System Rev. VRDO	0.300%	3/6/09	LOC	8,780	8,780
	Los Angeles CA Wastewater System Rev. VRDO	0.350%	3/6/09	LOC	11,730	11,730
	Los Angeles CA Wastewater System Rev. VRDO	0.400%	3/6/09	LOC	8,600	8,600
	Los Angeles CA Wastewater System Rev. VRDO	0.400%	3/6/09	LOC	25,000	25,000
	Los Angeles County CA Housing Auth. Multifamily Housing Rev. VRDO	0.650%	3/6/09	LOC	6,205	6,205
	Los Angeles County CA TRAN	3.000%	6/30/09		82,500	82,884
	Los Angeles Regional Airports Improvement Corp. Rev. VRDO	0.650%	3/2/09	LOC	25,000	25,000
[1]	Metro. Water Dist. of Southern California Rev. TOB VRDO	0.570%	3/6/09		8,750	8,750
	Metro. Water Dist. of Southern California Rev. VRDO	0.450%	3/2/09		5,800	5,800
	Metro. Water Dist. of Southern California Rev. VRDO	0.000%	3/6/09			—
	Metro. Water Dist. of Southern California Rev. VRDO	0.300%	3/6/09		26,900	26,900
	Metro. Water Dist. of Southern California Rev. VRDO	0.330%	3/6/09		36,000	36,000
	Metro. Water Dist. of Southern California Rev. VRDO	0.350%	3/6/09		47,400	47,400
	Metro. Water Dist. of Southern California Rev. VRDO	0.350%	3/6/09		24,200	24,200
	Metro. Water Dist. of Southern California Rev. VRDO	0.350%	3/6/09		61,875	61,875
	Metro. Water Dist. of Southern California Rev. VRDO	0.350%	3/6/09		34,215	34,215
	Metro. Water Dist. of Southern California Rev. VRDO	0.500%	3/6/09		24,715	24,715
	Metro. Water Dist. of Southern California Rev. VRDO	0.900%	3/6/09		19,740	19,740
	Mission Viejo CA Community Dev. Financing Auth. (Mission Viejo Mall Improvement) VRDO	0.250%	3/6/09	LOC	26,700	26,700
[1]	New Haven CA USD TOB VRDO	0.590%	3/6/09	LOC	11,011	11,011
	Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	1.800%	6/1/09		61,800	61,800
	Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	0.370%	3/6/09		24,095	24,095

California Tax-Exempt Money Market Fund

[1]	Oakland CA Redev. Agency Tax Allocation (Central Dist.) VRDO	0.550%	3/6/09	LOC	13,710	13,710
	Oceanside CA Multifamily Housing Rev. (Lakeridge Apartments) VRDO	0.470%	3/6/09	LOC	39,830	39,830
	Orange County CA CP	1.300%	3/3/09	LOC	22,000	22,000
	Orange County CA TRAN	3.000%	6/30/09		50,000	50,240
	Orange County CA Water Dist. COP VRDO	0.340%	3/6/09		27,550	27,550
	Otay CA Water Dist. (Capital Project) COP VRDO	0.250%	3/6/09	LOC	9,100	9,100
[1]	Palm Springs CA USD TOB VRDO	0.790%	3/6/09	(13)(4)	10,410	10,410
[1]	Palmdale CA Community Redev. Agency Single Family Mortgage TOB VRDO	0.730%	3/6/09	(Prere.)	5,695	5,695
	Pittsburg CA Public Financing Auth. Water Rev. VRDO	1.150%	3/6/09	LOC	13,320	13,320
[1]	Port of Oakland CA Rev. TOB VRDO	0.800%	3/6/09	(13)	13,665	13,665
	Rancho CA Water Dist. Finance Auth. Rev. VRDO	0.700%	3/6/09	LOC	10,500	10,500
[1]	Rancho Santiago CA Community College Dist. TOB VRDO	1.130%	3/6/09	(4)	12,905	12,905
	Riverside CA Electric Rev. VRDO	0.400%	3/6/09	LOC	70,000	70,000
	Riverside CA Electric Rev. VRDO	0.400%	3/6/09	LOC	14,900	14,900
[1]	Riverside CA Water Rev. TOB VRDO	0.570%	3/6/09	(4)	9,640	9,640
	Riverside CA Water Rev. VRDO	0.400%	3/6/09		13,400	13,400
	Riverside County CA CP	0.320%	4/6/09	LOC	13,000	13,000
	Riverside County CA Public Fac. Project VRDO	0.350%	3/6/09	LOC	9,200	9,200
	Roseville CA Electric System Rev. COP VRDO	0.750%	3/6/09	LOC	17,500	17,500
[1]	Sacramento CA Housing Auth. Multifamily Rev. TOB VRDO	0.710%	3/6/09	LOC	9,435	9,435
	Sacramento CA Muni. Util. Dist. Rev. CP	0.450%	5/11/09	LOC	6,500	6,500
[1]	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	1.710%	3/6/09	(4)	13,510	13,510
	Sacramento CA Muni. Util. Dist. Rev. VRDO	0.480%	3/6/09	LOC	12,300	12,300
	Sacramento CA Suburban Water Dist. COP VRDO	0.340%	3/6/09	LOC	6,100	6,100
	Sacramento County CA (Administration Center & Courthouse) VRDO	0.300%	3/6/09	LOC	25,925	25,925
[1]	Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	0.640%	3/6/09	LOC	4,800	4,800
[1]	Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	0.640%	3/6/09	LOC	2,500	2,500
	Sacramento County CA Sanitation Dist. Financing Auth. VRDO	0.350%	3/6/09	LOC	5,000	5,000

California Tax-Exempt Money Market Fund

	San Diego CA Housing Auth. Multifamily Housing Rev. (Bay Vista Apartments Projects) VRDO	0.650%	3/6/09	LOC	4,890	4,890
	San Diego CA Housing Auth. Multifamily Housing Rev. (Canyon Rim Apartments) VRDO	0.650%	3/6/09	LOC	32,440	32,440
[1]	San Diego CA Housing Auth. Multifamily Housing Rev. TOB VRDO	0.640%	3/6/09		6,080	6,080
[1]	San Diego CA Water Auth. Rev. COP TOB VRDO	0.970%	3/6/09	(4)	6,840	6,840
[1]	San Diego CA Water Auth. Rev. COP TOB VRDO	0.970%	3/6/09	(4)	9,500	9,500
[1]	San Diego CA Water Auth. Rev. COP TOB VRDO	1.010%	3/6/09	(4)	20,000	20,000
	San Diego County CA COP (San Diego Foundation) TOB VRDO	0.400%	3/6/09	LOC	3,105	3,105
	San Diego County CA Water Auth. CP	1.500%	3/5/09		15,850	15,850
	San Diego County CA Water Auth. CP	1.750%	3/6/09		20,000	20,000
	San Diego County CA Water Auth. CP	0.700%	4/3/09		10,000	10,000
[1]	San Diego County CA Water Auth. Rev. COP TOB VRDO	0.650%	3/6/09	(4)	16,900	16,900
[1]	San Diego County CA Water Auth. Rev. TOB VRDO	0.920%	3/6/09	(4)	9,800	9,800
[1]	San Diego County CA Water Auth. TOB VRDO	0.920%	3/6/09	(4)	6,100	6,100
[1]	San Diego County CA Water Auth. TOB VRDO	0.920%	3/6/09	(4)	5,000	5,000
[1]	San Diego County CA Water Auth. TOB VRDO	0.920%	3/6/09	(4)	6,500	6,500
[1]	San Francisco CA Bay Area Rapid Transit Dist. Sales Tax Rev. TOB VRDO	0.970%	3/6/09		13,595	13,595
[1]	San Francisco CA Bay Area Rapid Transit Rev. TOB VRDO	0.630%	3/6/09		5,605	5,605
[1]	San Francisco CA Bay Area Rapid Transit Rev. TOB VRDO	0.630%	3/6/09		9,955	9,955
	San Francisco CA City & County Finance Corp. Lease Rev. (Moscone Center Expansion) VRDO	0.400%	3/6/09	LOC	8,000	8,000
	San Francisco CA City & County GO	4.000%	6/15/09		44,595	44,897
	San Francisco CA City & County International Airport Rev. PUT	3.000%	12/1/09		17,635	17,832
	San Francisco CA City & County International Airport Rev. VRDO	0.650%	3/6/09	LOC	21,750	21,750
	San Francisco CA City & County Redev. Agency Multifamily Rev. VRDO	0.470%	3/6/09	LOC	15,200	15,200
	San Francisco CA City & County USD	1.500%	6/15/09		8,000	8,023

California Tax-Exempt Money Market Fund

	San Joaquin County CA Transp. Auth. Sales Tax Rev. CP	0.430%	3/11/09	LOC	50,000	50,000
	San Jose CA Financing Auth. Lease Rev. CP	0.870%	3/12/09	LOC	44,514	44,514
	San Jose CA Financing Auth. Lease Rev. VRDO	0.330%	3/6/09	LOC	17,810	17,810
	San Jose CA Redev. Agency VRDO	0.610%	3/6/09	LOC	15,535	15,535
	San Jose CA Redev. Agency VRDO	0.650%	3/6/09	LOC	11,115	11,115
[1]	San Jose CA Uni. Sch. Dist. Santa Clara Cnty. TOB VRDO	0.570%	3/6/09		5,000	5,000
[1]	San Luis Obispo County CA Financing Auth. TOB VRDO	0.740%	3/6/09	(13)	30,000	30,000
[1]	San Mateo County CA Community College Dist. TOB VRDO	0.540%	3/6/09		11,660	11,660
	Santa Ana CA Finance Auth. Rev. VRDO	0.400%	3/2/09	LOC	5,600	5,600
	Santa Clara CA Electric Rev. VRDO	1.030%	3/6/09	LOC	27,300	27,300
	Santa Clara CA USD	5.000%	7/1/09		5,430	5,491
	Santa Clara County CA El Camino Hosp. Dist. Fac. Auth. Rev. (Valley Medical Center Project) VRDO	0.350%	3/6/09	LOC	5,500	5,500
	Santa Clara County CA El Camino Hosp. Dist. Fac. Auth. Rev. (Valley Medical Center Project) VRDO	0.350%	3/6/09	LOC	5,300	5,300
	Santa Clara County CA Financing Auth. Lease Rev. (VMC Facilities Replacement Project) VRDO	0.300%	3/6/09		11,335	11,335
[1]	Santa Clara County CA Financing Auth. Lease Rev. TOB VRDO	0.570%	3/6/09		6,915	6,915
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	0.300%	3/6/09		14,900	14,900
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	0.300%	3/6/09		23,400	23,400
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	0.350%	3/6/09		12,500	12,500
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	0.400%	3/6/09		44,275	44,275
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	0.800%	3/6/09		32,010	32,010
	Santa Rosa CA Waste Water Rev. VRDO	0.500%	3/6/09	LOC	14,000	14,000
[1]	Sequoia CA USD TOB VRDO	0.970%	3/6/09	(4)	5,860	5,860
[1]	Sonoma County CA (Jr. College District) TOB VRDO	0.920%	3/6/09	(4)	3,440	3,440
	South Coast CA Local Educ. Agencies TRAN	3.000%	6/30/09		81,385	81,753
	South Placer CA Wastewater Auth. Rev. VRDO	0.750%	3/6/09	LOC	22,650	22,650

California Tax-Exempt Money Market Fund

	Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	0.820%	3/6/09		33,770	33,770
	Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	0.820%	3/6/09		16,500	16,500
	Southern California Public Power Auth. Rev. (Palo Verde Project) VRDO	0.380%	3/6/09	LOC	11,000	11,000
	Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.500%	3/6/09	(4)	23,570	23,570
[1]	Sunnyvale CA School Dist. GO TOB VRDO	0.970%	3/6/09	(4)	6,480	6,480
[1]	Sweetwater CA USD GO TOB VRDO	0.690%	3/6/09	(13)	7,500	7,500
	Torrance CA TRAN	3.000%	7/2/09		25,000	25,106
	Univ. of California Regents CP	0.350%	3/10/09		3,000	3,000
	Univ. of California Regents CP	0.350%	3/10/09		6,900	6,900
	Univ. of California Regents CP	0.770%	3/11/09		28,000	28,000
	Univ. of California Regents CP	0.850%	3/13/09		35,150	35,150
	Univ. of California Regents CP	0.500%	5/6/09		13,900	13,900
	Univ. of California Regents CP	0.420%	5/12/09		45,000	45,000
	Univ. of California Regents CP	0.500%	6/9/09		16,000	16,000
	Univ. of California Regents VRDO	0.380%	3/2/09		32,095	32,095
	Univ. of California Regents VRDO	0.450%	3/2/09		13,535	13,535
[1]	Univ. of California Rev. TOB VRDO	0.550%	3/6/09		2,475	2,475
[1]	Univ. of California Rev. TOB VRDO	0.550%	3/6/09		1,890	1,890
[1]	Univ. of California Rev. TOB VRDO	0.670%	3/6/09		29,195	29,195
[1]	Univ. of California Rev. TOB VRDO	0.920%	3/6/09	(4)	16,820	16,820
[1]	Univ. of California Rev. TOB VRDO	1.010%	3/6/09	(4)	6,470	6,470
[1]	Univ. of California Rev. TOB VRDO	1.020%	3/6/09	(4)	2,450	2,450
	Val Verde CA USD COP VRDO	0.400%	3/6/09	LOC	14,500	14,500
	Ventura County CA TRAN	3.500%	7/1/09		35,000	35,220
[1]	Yosemite CA Community College Dist. TOB VRDO	1.010%	3/6/09	(4)	4,000	4,000
Total Tax-Exempt Municipal Bonds (Cost $6,579,790)						6,579,790
Other Assets and Liabilities-Net (0.5%)						33,303
Net Assets (100%)						6,613,093

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities was $954,508,000, representing 14.4% of net assets.

2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2009.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

California Tax-Exempt Money Market Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.6%)
California (97.1%)
ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/09	(2)(Prere.)	3,000	3,148
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.250%	10/1/26		1,000	941
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.300%	10/1/32		3,180	2,820
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17	(1)	5,000	5,139
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18	(1)	2,000	2,055
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30	(2)	30,375	7,709
Alameda County CA USD	0.000%	8/1/24	(4)	3,510	1,514
Alameda County CA USD	0.000%	8/1/29	(4)	5,000	1,517
Anaheim CA Public Finance Auth. Distribution System Rev.	5.000%	10/1/21	(1)	3,390	3,488
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/20		7,680	8,260
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/39		10,000	9,536
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28	(1)	2,250	768
California County CA Tobacco Securitization Agency	0.000%	6/1/28		7,500	3,941
California County CA Tobacco Securitization Agency	0.000%	6/1/36		7,500	3,613
California Educ. Fac. Auth. Rev. (Claremont Graduate Univ.)	5.000%	3/1/42		8,330	6,764
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/19		1,615	1,530
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.750%	6/1/25		2,000	1,540
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/34		3,155	733
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/35		3,155	691
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/36		3,155	650
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/37		3,155	614
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/39		2,805	487
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/25		2,000	1,770

California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/30		3,500	2,873
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/36		8,985	6,979
California GO	6.250%	9/1/12	(3)	9,000	9,623
California GO	5.000%	11/1/13		11,700	12,553
California GO	7.000%	11/1/13	(3)	65	66
California GO	5.250%	10/1/14	(3)	1,955	1,961
California GO	5.000%	11/1/14		32,840	35,180
California GO	6.000%	8/1/19	(3)	210	211
California GO	5.000%	11/1/22		1,000	995
California GO	5.000%	9/1/25		16,950	16,528
California GO	5.125%	2/1/26		15,325	15,061
California GO	5.000%	6/1/26	(1)	40,000	38,738
California GO	5.000%	9/1/28		15,350	14,686
California GO	5.000%	6/1/32		35,000	32,586
California GO	5.000%	6/1/34		32,500	29,985
California GO	5.000%	8/1/34		5,000	4,611
California GO	5.000%	6/1/37		13,215	12,095
California GO	5.250%	3/1/38		31,580	29,917
California GO	5.250%	8/1/38		10,000	9,470
California GO (Kindergarten-Univ.) VRDO	0.550%	3/2/09	LOC	12,225	12,225
California GO CP	9.000%	3/17/09		12,500	12,553
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/33		7,950	6,121
California Health Fac. Finance Auth. Rev. (California-Nevada Methodist)	5.000%	7/1/36		2,075	1,686
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/32		10,000	8,414
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	4.750%	7/1/19	(1)	765	728
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27		7,000	6,190
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/34		10,000	8,288
California Health Fac. Finance Auth. Rev. (Providence Health & Services)	6.500%	10/1/33		2,000	2,094
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		5,000	5,135
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.250%	8/15/22		5,000	5,056
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.250%	11/15/46		42,500	37,413
California Housing Finance Agency Home Mortgage	5.500%	8/1/38		5,000	4,722

California Housing Finance Agency Home Mortgage Rev.	6.050%	8/1/27	(2) (7)	5,000	5,002
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11		6,400	6,765
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12		6,030	6,499
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13		8,000	8,713
California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll)	5.000%	1/1/28	(3)(Prere.)	7,500	8,369
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/31	(1)	7,635	6,975
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/18		3,905	4,048
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/20		1,500	1,534
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.250%	10/1/34		20,040	17,427
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.500%	8/1/31		7,610	6,800
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.550%	8/1/31		5,500	4,929
California Infrastructure & Econ. Dev. Bank Rev. (Rand Corp.) VRDO	0.450%	3/2/09	LOC	10,950	10,950
California Infrastructure & Econ. Dev. Bank Rev. (San Fransisco Ballet) VRDO	0.350%	3/2/09	LOC	1,200	1,200
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/13	(2)	30,000	33,712
California Infrastructure & Econ. Dev. Bank Rev. (YMCA of Metro. LA)	5.250%	2/1/26	(2)	4,750	4,799
California Public Works Board Lease Rev. (California Community College)	5.000%	3/1/27	(1)	6,220	5,753
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/15	(2)	4,000	4,223
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/17		6,000	6,261
California Public Works Board Lease Rev. (Dept. of Corrections)	6.500%	9/1/17	(2)	30,000	35,283
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/17	(1)	13,835	14,235
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/19	(1)	15,230	15,371
California Public Works Board Lease Rev. (Dept. of Forestry & Fire Services)	5.000%	11/1/32		13,850	12,063
California Public Works Board Lease Rev. (Dept. of Health Services)	5.750%	11/1/09	(1)(Prere.)	7,885	8,243

California Public Works Board Lease Rev. (Office of Emergency Services)	5.000%	3/1/27	(1)	8,950	8,336
California Public Works Board Lease Rev. (Univ. of California)	5.250%	11/1/27	(1)	9,045	8,610
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/30		17,000	16,292
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		43,000	47,437
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22		30,000	31,171
California State Econ. Recovery Bonds	5.000%	7/1/11	(1)	16,420	17,352
California State Econ. Recovery Bonds	5.250%	7/1/13		7,750	8,415
California State Econ. Recovery Bonds	5.000%	7/1/17	(3)	25,000	26,201
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		25,000	25,665
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		25,000	25,864
California State Econ. Recovery Bonds PUT	5.000%	7/1/11		32,000	33,630
California State Econ. Recovery Bonds VRDO	0.850%	3/2/09		6,730	6,730
California State Univ. Rev. Systemwide	5.250%	11/1/19	(4)	5,000	5,515
California State Univ. Rev. Systemwide	5.250%	11/1/20	(4)	4,745	5,183
California State Univ. Rev. Systemwide	5.000%	11/1/21	(2)	17,215	18,004
California State Univ. Rev. Systemwide	5.000%	11/1/39	(4)	10,000	9,576
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/35		14,500	11,380
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/30		5,000	3,310
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/35		5,250	3,313
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/39		5,000	2,951
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18		5,875	5,906
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/37		2,465	1,982
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.000%	5/15/38		18,000	12,474
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	6.000%	5/15/40		7,000	5,618

California Statewide Community Dev. Auth. Rev. (John Muir Health Services)	5.000%	8/15/32		10,880	9,276
California Statewide Community Dev. Auth. Rev. (John Muir Health Services)	5.000%	8/15/34		15,140	12,760
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.500%	11/1/32		18,250	16,341
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45		26,000	21,346
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30	(2)	8,000	6,870
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/23		18,500	18,645
California Statewide Community Dev. Auth. Rev. (Presbyterian Homes)	4.875%	11/15/36		7,230	4,453
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.500%	8/15/34		10,885	10,301
Chabot-Las Positas CA Community College Dist.	5.000%	8/1/29	(2)	12,605	12,383
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/09	(1)(Prere.)	3,325	3,476
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/09	(1)(Prere.)	1,000	1,045
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.000%	8/1/16	(2)	5,500	5,520
Clovis CA USD GO	0.000%	8/1/09	(3)(ETM)	7,570	7,539
Clovis CA USD GO	0.000%	8/1/09	(3)(ETM)	7,500	7,469
Clovis CA USD GO	0.000%	8/1/13	(1)	4,935	4,236
Clovis CA USD GO	0.000%	8/1/15	(1)	2,770	2,145
Clovis CA USD GO	0.000%	8/1/16	(1)	2,865	2,100
Clovis CA USD GO	0.000%	8/1/26	(1)	6,000	2,152
Clovis CA USD GO	0.000%	8/1/27	(1)	8,000	2,665
Clovis CA USD GO	0.000%	8/1/29	(1)	8,005	2,305
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/29	(1)	5,000	5,050
Eastern California Muni. Water. Dist. Water & Sewer Rev.	6.750%	7/1/12	(1)	8,500	9,200
Escondido CA Union High School Dist.	0.000%	11/1/20	(1)	4,000	2,141
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/29	(2)	9,450	8,402
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/32	(2)	12,825	11,043
Fontana CA USD	5.250%	8/1/27	(4)	6,700	6,813
Fontana CA USD	5.250%	8/1/31	(4)	6,250	6,285

Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17	(1)	3,000	2,157
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22	(1)	3,850	1,952
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23	(1)	3,590	1,689
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25	(1)	2,390	972
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.000%	1/15/16	(1)	8,400	7,665
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.125%	1/15/19	(1)	5,200	4,512
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/26		10,000	8,954
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/28	(1)	15,000	13,356
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/1/29	(ETM)	7,460	2,866
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/33		10,000	1,222
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/34		10,000	1,119
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.750%	1/15/40	(1)	11,890	8,633
Fresno CA Airport Rev.	5.500%	7/1/30	(4)	1,500	1,410
Fullerton Univ. California Rev.	5.700%	7/1/20	(1)	2,165	2,284
Galivan CA Joint Community College Dist.	5.500%	8/1/28	(2)	3,405	3,475
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(10)(Prere.)	4,000	4,507
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	44,325	48,845
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30	(2)	20,000	16,729
Golden State Tobacco Securitization Corp. California	0.000%	6/1/37		20,000	7,821
Golden State Tobacco Securitization Corp. California	5.125%	6/1/47		10,000	5,368
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47		16,350	9,815
Grant CA Joint Union High School Dist. VRDO	4.000%	3/6/09	(4)	34,200	34,200
Hartnell CA Community College Dist. GO	5.000%	8/1/13	(1)(Prere.)	1,550	1,767
Hartnell CA Community College Dist. GO	5.000%	8/1/13	(1)(Prere.)	1,735	1,978
Hartnell CA Community College Dist. GO	5.000%	8/1/13	(1)(Prere.)	2,370	2,701
Helix CA Water Dist. COP	5.000%	4/1/19	(4)	4,250	4,305

Hollister CA Joint Powers Financing Auth. Wastewater Rev.	5.000%	6/1/32	(4)	6,000	5,699
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30	(2)	17,175	14,126
Kern CA High School Dist. GO	6.400%	8/1/14	(1)(ETM)	1,490	1,826
Kern CA High School Dist. GO	6.400%	8/1/15	(1)(ETM)	1,645	2,052
Kern CA High School Dist. GO	6.400%	8/1/16	(1)(ETM)	1,815	2,304
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,570	1,773
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,775	2,005
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	2,000	2,259
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,890	2,134
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20		6,155	5,050
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21		2,500	1,980
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/13	(2)	3,680	3,724
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/18	(2)	4,675	4,583
Long Beach CA Finance Auth. Lease Rev. (Temple & Willis Fac.)	5.500%	10/1/18	(1)	5,030	5,112
Long Beach CA Finance Auth. Rev.	2.279%	11/15/27		21,130	8,584
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26	(2)	7,570	7,094
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31	(2)	4,015	3,553
Long Beach CA Harbor Rev.	5.000%	5/15/17	(1)	3,655	3,953
Los Angeles CA Community College Dist. GO	5.000%	8/1/32	(1)	4,840	4,659
Los Angeles CA Community College Dist. GO	5.000%	8/1/33		10,000	9,671
Los Angeles CA Dept. of Airports International Airport Rev.	5.250%	5/15/17	(1)	6,800	7,128
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25		4,070	4,165
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25	(4)	20,000	20,369
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29	(2)	10,000	9,924
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/30	(2)	16,000	15,711
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/32	(2)	5,000	4,892

	Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/32		7,000	7,030
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36	(1)	2,000	1,928
	Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/38		1,890	1,897
	Los Angeles CA USD GO	5.000%	7/1/13		5,000	5,520
	Los Angeles CA USD GO	5.000%	7/1/13	(4)(Prere.)	10,000	11,376
	Los Angeles CA USD GO	5.000%	7/1/14		5,000	5,542
	Los Angeles CA USD GO	5.250%	7/1/14	(1)	12,715	14,024
	Los Angeles CA USD GO	5.000%	7/1/24	(2)	9,745	9,876
	Los Angeles CA USD GO	5.250%	7/1/24		6,275	6,456
	Los Angeles CA USD GO	5.250%	7/1/25		5,000	5,104
	Los Angeles CA USD GO	5.000%	7/1/30	(3)	7,500	7,233
	Los Angeles CA USD GO	5.000%	7/1/30	(2)	3,325	3,231
	Los Angeles CA USD GO	5.000%	7/1/32	(4)	8,000	7,764
	Los Angeles CA Wastewater System Rev.	6.000%	6/1/21	(1)	4,000	4,670
[1]	Los Angeles CA Wastewater System Rev. TOB VRDO	1.310%	3/6/09	(4)	16,950	16,950
	Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/19	(4)	6,170	6,296
	Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/18	(4)	2,515	2,853
	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/23	(1)	4,000	3,902
	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/24	(1)	4,000	3,856
	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/25	(1)	2,165	2,059
	Los Angeles County CA Sanitation Dist. Financing Auth Rev.	4.500%	10/1/42	(2)	20,000	15,795
	Los Angeles County CA Schools COP	0.000%	8/1/14	(2)(ETM)	1,000	804
	Los Angeles County CA Schools COP	0.000%	8/1/20	(2)	2,095	1,139
	Metro. Water Dist. of Southern California Rev.	5.000%	7/1/25		3,410	3,555
	Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28		4,235	4,313
	Modesto CA High School Dist. GO	0.000%	8/1/15	(1)	5,000	3,925
	Modesto CA High School Dist. GO	0.000%	8/1/17	(1)	3,000	2,101
	Modesto CA High School Dist. GO	0.000%	8/1/18	(1)	3,225	2,123
	Modesto CA Irrigation Dist. COP	5.000%	10/1/31	(2)	14,540	13,659
	Modesto CA Irrigation Dist. COP	5.500%	7/1/35		3,000	3,004
	Modesto CA Irrigation Dist. COP	5.000%	10/1/36	(2)	4,795	4,469
	Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/11	(2)(ETM)	4,450	4,814

Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22	(2)(ETM)	9,750	11,975
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16	(4)	1,010	1,034
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17	(4)	1,060	1,080
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18	(4)	1,115	1,130
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19	(4)	1,120	1,129
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20	(4)	1,180	1,182
Mount San Antonio California Community College Dist.	5.250%	8/1/14	(1)(Prere.)	3,170	3,699
Mount San Antonio California Community College Dist.	5.250%	8/1/14	(1)(Prere.)	3,335	3,891
Mount San Antonio California Community College Dist.	5.250%	8/1/14	(1)(Prere.)	3,010	3,512
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13	(2)	8,000	8,701
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20	(1)(ETM)	30,910	38,253
Napa Valley CA USD Election GO	4.500%	8/1/42	(4)	10,290	8,919
New Haven CA USD GO	12.000%	8/1/16	(4)	2,480	3,900
New Haven CA USD GO	12.000%	8/1/17	(4)	1,500	2,430
Newark CA USD GO	0.000%	8/1/11	(4)	1,670	1,571
Newark CA USD GO	0.000%	8/1/12	(4)	1,820	1,654
Newark CA USD GO	0.000%	8/1/13	(4)	2,050	1,792
North Orange County CA Community College Dist. GO	5.375%	8/1/12	(1)(Prere.)	5,080	5,765
Northern California Gas Auth. No. 1 Rev.	1.412%	7/1/13		14,000	11,357
Northern California Gas Auth. No. 1 Rev.	1.562%	7/1/17		17,000	9,711
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/11		2,000	2,117
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/12		2,935	3,150
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/18	(1)	10,000	11,515
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/21	(2)(Prere.)	1,810	2,379
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/28	(1)	11,140	10,232
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14	(2)	4,555	4,959
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	3/1/13	(Prere.)	2,380	2,705

	Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	3/1/13	(Prere.)	3,730	4,240
	Oceanside CA Community Dev. Comm. Multifamily Rental Housing Rev. PUT	4.450%	4/1/11		4,260	4,310
[2]	Oceanside CA USD GO	0.000%	8/1/25	(12)	6,865	2,571
	Palmdale CA COP	5.250%	9/1/19	(1)	1,310	1,406
	Palmdale CA COP	5.250%	9/1/20	(1)	1,450	1,530
	Palmdale CA COP	5.250%	9/1/21	(1)	1,605	1,676
	Palmdale CA COP	5.250%	9/1/22	(1)	1,765	1,835
	Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/18		890	775
	Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/19		895	768
	Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/20		890	754
	Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/26		4,460	3,862
	Palomar Pomerado Health System California Rev.	5.375%	11/1/11	(1)	3,865	3,897
	Palomar Pomerado Health System California Rev.	5.375%	11/1/13	(1)	6,730	6,757
	Palomar Pomerado Health System California Rev.	4.500%	8/1/32	(1)	12,500	11,626
	Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	5.700%	8/1/13	(4)(Prere.)	7,000	8,317
	Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/19	(2)	1,150	651
	Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/21	(2)	2,575	1,236
	Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/22	(2)	3,755	1,667
	Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/24	(2)	1,000	376
	Pomona CA USD GO	5.600%	8/1/14	(1)(ETM)	1,585	1,878
	Pomona CA USD GO	5.600%	8/1/15	(1)(ETM)	2,000	2,400
	Pomona CA USD GO	5.600%	8/1/16	(1)(ETM)	1,000	1,216
	Pomona CA USD GO	7.500%	8/1/17	(1)(ETM)	2,540	3,474
	Port of Oakland CA Rev.	5.000%	11/1/16	(1)	8,160	8,451
	Port of Oakland CA Rev.	5.000%	11/1/17	(1)	5,000	5,140
	Port of Oakland CA Rev.	5.000%	11/1/18	(1)	12,000	12,256

Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/14	(Prere.)	12,000	14,161
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/47		27,000	21,090
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21	(1)	2,650	2,650
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26	(1)	2,905	2,772
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33	(1)	3,000	2,663
Riverside CA USD GO	5.250%	8/1/38	(12)	10,000	10,029
Riverside CA USD Special Tax (Community Fac. Dist. 7 - Victoria Grove)	5.000%	9/1/31	(2)	7,295	6,344
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13	(1)	5,000	4,369
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14	(1)	2,000	1,662
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15	(1)	2,000	1,582
Riverside County CA Transp. Commission Sales Tax Rev. PUT	5.000%	12/1/09		10,000	10,295
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14	(2)	9,750	10,442
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20	(2)	6,785	7,397
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/19	(2)	6,000	6,924
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20	(2)	15,850	18,315
Sacramento County CA Airport Rev.	5.250%	7/1/12	(4)(Prere.)	2,305	2,587
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10	(1)(ETM)	2,545	2,633
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/26	(1)	5,000	5,024
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/27	(1)	7,470	7,433
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/29	(1)	7,890	7,710
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/30	(1)	5,650	5,525

Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/21	(1)	2,000	2,080
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/27	(1)	13,055	12,885
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/28	(1)	5,040	4,912
San Bernardino CA Multifamily Housing Rev. (Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10	(Prere.)	7,000	7,281
San Bernardino County CA Medical Center COP	6.500%	8/1/17	(1)	17,915	19,992
San Diego CA USD GO	0.000%	7/1/15	(1)	5,370	4,347
San Diego CA USD GO	0.000%	7/1/16	(1)	4,565	3,514
San Diego CA USD GO	5.500%	7/1/24	(1)	10,000	10,680
San Diego CA USD GO	5.500%	7/1/24	(4)	14,015	15,796
San Diego CA USD GO	5.500%	7/1/25	(1)	9,000	9,612
San Diego CA Water Auth. Rev. COP	5.000%	5/1/26	(4)	7,275	7,387
San Diego County CA COP	5.250%	10/1/21		1,485	1,492
San Diego County CA COP	5.000%	2/1/28	(2)	2,000	1,863
San Diego County CA COP	5.250%	10/1/28		2,745	2,588
San Diego County CA COP	5.000%	2/1/30	(2)	2,345	2,132
San Diego County CA COP	5.375%	10/1/41		8,545	7,669
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10	(2)	6,370	6,837
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11	(2)	7,455	8,327
San Francisco CA City & County International Airport Rev.	5.250%	5/1/12	(1)(Prere.)	4,305	4,808
San Francisco CA City & County International Airport Rev.	5.250%	5/1/12	(1)(Prere.)	4,770	5,328
San Francisco CA City & County International Airport Rev.	5.250%	5/1/12	(1)(Prere.)	5,020	5,607
San Francisco CA City & County Public Util. Comm. Rev.	4.750%	11/1/36	(4)	9,000	8,273
San Francisco CA City & County USD	5.250%	6/15/24		4,000	4,222
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11		20,330	21,288
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/24	(1)	15,000	4,803
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25	(1)	18,250	5,282
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/30	(1)	7,000	1,337
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/31	(1)	11,950	2,101
San Jose CA Airport Rev.	5.000%	3/1/33	(2)	15,000	13,599

San Jose CA Redev. Agency	6.000%	8/1/11	(1)(ETM)	2,915	3,247
San Jose CA Redev. Agency	6.000%	8/1/11	(1)	5,930	6,268
San Jose CA Redev. Agency	5.000%	8/1/26	(1)	21,935	18,985
San Juan CA USD GO	0.000%	8/1/13	(4)	2,220	1,941
San Juan CA USD GO	0.000%	8/1/14	(4)	2,610	2,176
San Juan CA USD GO	0.000%	8/1/16	(4)	2,000	1,513
San Juan CA USD GO	0.000%	8/1/18	(4)	1,785	1,195
San Juan CA USD GO	0.000%	8/1/19	(4)	2,210	1,378
San Juan CA USD GO	0.000%	8/1/20	(4)	4,930	2,853
San Juan CA USD GO	0.000%	8/1/23	(4)	4,540	2,106
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11	(Prere.)	1,000	1,099
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11	(Prere.)	2,575	2,830
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/11	(Prere.)	2,635	2,902
San Mateo County CA Community College Dist. GO	5.000%	9/1/31		5,000	4,940
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13	(1)	14,560	16,105
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/1/21	(1)	3,500	3,503
San Ramon Valley CA USD GO	0.000%	7/1/09	(1)	4,895	4,877
San Ramon Valley CA USD GO	0.000%	7/1/10	(1)	7,050	6,885
San Ramon Valley CA USD GO	0.000%	7/1/12	(1)	6,645	6,123
San Ramon Valley CA USD GO	0.000%	7/1/13	(1)	7,430	6,607
San Ramon Valley CA USD GO	0.000%	7/1/14	(1)	8,290	7,041
San Ramon Valley CA USD GO	0.000%	7/1/15	(1)	5,605	4,537
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16	(1)	5,345	6,078
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17	(1)	2,000	2,279
Santa Clara CA Electric Rev.	5.000%	7/1/21	(1)	4,895	5,039
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10	(2)	3,085	3,216
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/13	(2)	5,050	5,304
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/14	(2)	5,325	5,593
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/15	(2)	5,620	5,903
Santa Clara County CA Financing Auth. Lease Rev.	5.250%	5/15/36		5,000	4,886
Santa Monica-Malibu CA USD Rev.	0.000%	8/1/20	(1)	6,715	3,930
Santa Rosa CA Waste Water Rev.	6.000%	7/2/15	(2)	7,000	7,818
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15	(4)	5,580	6,305
Solano County CA COP	5.250%	11/1/12	(1)(Prere.)	3,785	4,290
Solano County CA COP	5.250%	11/1/12	(1)(Prere.)	3,770	4,273

South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/35	(1)	8,610	6,657
Southern California Public Power Auth. Rev. (Transmission Project)	5.750%	7/1/21	(1)	220	221
Southern California Public Power Auth. Rev. (Transmission Project)	5.000%	7/1/23		5,000	5,079
Southern California Public Power Auth. Rev. VRDO	0.350%	3/2/09		24,100	24,100
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/25		7,970	5,722
Ukiah CA Electric Rev.	6.250%	6/1/18	(1)	6,000	6,517
Union CA Elementary School Dist. GO	0.000%	9/1/15	(1)	3,860	3,103
Union CA Elementary School Dist. GO	0.000%	9/1/16	(1)	1,500	1,146
Union CA Elementary School Dist. GO	0.000%	9/1/17	(1)	2,295	1,657
Union CA Elementary School Dist. GO	0.000%	9/1/18	(1)	1,630	1,106
Union CA Elementary School Dist. GO	0.000%	9/1/19	(1)	1,750	1,107
Union CA Elementary School Dist. GO	0.000%	9/1/20	(1)	2,300	1,353
Union CA Elementary School Dist. GO	0.000%	9/1/21	(1)	2,000	1,093
Univ. of California Rev.	4.750%	5/15/33		12,425	11,578
Univ. of California Rev.	5.000%	5/15/33	(2)	30,790	30,028
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18	(4)	3,695	3,784
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19	(4)	3,000	3,059
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19	(1)	5,000	4,911
Ventura County CA Community College Dist. GO	5.500%	8/1/33		8,000	8,094
Walnut Valley CA USD	6.000%	8/1/12	(2)(ETM)	1,790	2,059
Walnut Valley CA USD	6.000%	8/1/13	(2)(ETM)	1,980	2,341
Walnut Valley CA USD	6.000%	8/1/14	(2)(ETM)	2,205	2,657
Walnut Valley CA USD	6.000%	8/1/15	(2)(ETM)	2,470	3,023
Walnut Valley CA USD	6.000%	8/1/16	(2)(ETM)	2,690	3,344
Washington Township CA Health Care Dist. Rev.	5.000%	7/1/32		3,000	2,369
Washington Township CA Health Care Dist. Rev.	5.000%	7/1/37		3,500	2,695
Yuba City CA USD	0.000%	9/1/15	(1)	1,870	1,432
Yuba City CA USD	0.000%	9/1/17	(1)	2,060	1,407
Yuba City CA USD	0.000%	9/1/19	(1)	2,270	1,355
					2,695,383

Puerto Rico (1.5%)
Puerto Rico GO	5.500%	7/1/16	(1)	9,900	9,660
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10		5,000	5,056
Puerto Rico Muni. Finance Agency	5.250%	7/1/19	(11)	2,250	2,134
	Puerto Rico Muni. Finance Agency	5.250%	7/1/20	(11)	1,300	1,216
	Puerto Rico Muni. Finance Agency	5.250%	8/1/20	(11)	2,255	2,108
	Puerto Rico Muni. Finance Agency	5.250%	7/1/21	(11)	1,445	1,342
	Puerto Rico Muni. Finance Agency	5.250%	8/1/22	(11)	3,000	2,768
	Puerto Rico Muni. Finance Agency	5.250%	8/1/23	(11)	1,000	928
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(Prere.)	75	84
	Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	16,000	15,741
						41,037
Total Tax-Exempt Municipal Bonds (Cost $2,860,971)						2,736,420
Other Assets and Liabilities-Net (1.4%)						38,970
Net Assets (100%)						2,775,390

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the value of this security represented 0.6% of net assets.

2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2009.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).

California Long-Term Tax-Exempt Fund

(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2009, the cost of investment securities for tax purposes was $2,869,488,000. Net unrealized depreciation of investment securities for tax purposes was $133,068,000, consisting of unrealized gains of $66,353,000 on securities that had risen in value since their purchase and $199,421,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). As of February 28, 2009, the fund has no open futures contracts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

California Long-Term Tax-Exempt Fund

Vanguard California Intermediate-Term Tax-Exempt

Schedule of Investments

As of February 28, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
California (96.2%)
ABAG Finance Auth. for Non-Profit Corp. California (Acacia Creek) VRDO	0.650%	3/2/09		24,000	24,000
ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/09	(2)(Prere.)	9,180	9,633
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14	(1)	10,150	10,432
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/20	(2)	12,250	6,244
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/29	(2)	30,000	8,197
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30	(2)	8,000	2,030
Alameda County CA (Medical Center) COP	5.250%	6/1/09	(1)(ETM)	2,910	2,946
Alameda County CA (Medical Center) COP	5.250%	6/1/12	(1)(ETM)	1,595	1,616
Alameda County CA (Medical Center) COP	5.250%	6/1/13	(1)(ETM)	1,785	1,808
Alameda County CA (Medical Center) COP	5.375%	6/1/14	(1)(ETM)	1,880	1,905
Alameda County CA (Medical Center) COP	5.375%	6/1/15	(1)(ETM)	3,960	4,012
Alameda County CA COP	5.375%	12/1/10	(1)	2,000	2,082
Alameda County CA COP	5.375%	12/1/12	(1)	11,000	11,972
Alameda County CA COP	5.375%	12/1/13	(1)	13,930	15,097
Alameda County CA COP	5.375%	12/1/14	(1)	4,790	5,184
Alameda County CA COP	5.375%	12/1/15	(1)	1,500	1,624
Alvord CA USD GO	5.900%	2/1/24	(4)	3,865	4,296
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/20	(1)	4,210	4,457
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/21	(1)	4,425	4,618
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/22	(1)	4,660	4,814
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/24	(1)	5,175	5,249
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/25	(1)	5,450	5,489
Anaheim CA Union High School Dist. GO	5.375%	8/1/12	(4)(Prere.)	1,250	1,412
Antioch CA Public Finance Auth. Reassessment Rev.	5.000%	9/2/13	(2)	9,360	9,379

Bakersfield CA WasteWater Rev.	5.000%	9/15/24	(4)	7,600	7,794
Bakersfield CA WasteWater Rev.	5.000%	9/15/27	(4)	10,400	10,421
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17	(1)	50,000	53,227
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17	(2)	32,610	34,187
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/17		12,330	13,965
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/18		17,115	19,057
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		11,625	11,998
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26		10,000	10,111
Burbank CA Public Finance Auth.	5.250%	12/1/12	(2)	3,540	3,651
Burbank CA Public Finance Auth.	5.250%	12/1/13	(2)	4,615	4,742
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11	(1)	2,465	2,337
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12	(1)	2,525	2,321
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13	(1)	2,590	2,297
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14	(1)	2,655	2,248
Cabrillo CA Community College Dist. Rev.	5.000%	8/1/27	(1)	8,710	8,809
California County CA Tobacco Securitization Agency	0.000%	6/1/21		15,000	9,486
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/12	(3)(ETM)	90	101
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/12	(3)	3,550	3,967
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/24		5,000	5,246
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/26	(1)	3,535	3,590
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/26		8,465	8,730
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/14		360	364
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/15		380	381
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/16		400	397
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/09		1,260	1,277
California GO	5.750%	2/1/11	(1)	6,500	6,872
California GO	5.000%	4/1/12		2,000	2,124
California GO	5.000%	6/1/12		16,280	17,323
California GO	5.000%	3/1/13		20,640	22,004
California GO	5.000%	3/1/14		5,000	5,333
California GO	5.000%	11/1/14		1,390	1,489
California GO	5.000%	3/1/15		1,000	1,067
California GO	5.375%	4/1/15		125	134
California GO	5.000%	12/1/15		1,470	1,551
California GO	5.000%	4/1/17		7,520	7,979

California GO	5.250%	2/1/18	(1)	5,000	5,337
California GO	6.000%	2/1/18	(2)	6,240	6,984
California GO	5.000%	4/1/18		10,000	10,505
California GO	5.000%	8/1/19		30,000	30,680
California GO	5.000%	3/1/20		55,385	56,130
California GO	5.000%	8/1/20		10,000	10,137
California GO	5.000%	6/1/22		12,000	11,963
California GO	5.000%	9/1/23		12,120	11,988
California GO	5.000%	10/1/23		12,500	12,359
California GO	5.000%	12/1/23		2,500	2,470
California GO	5.000%	8/1/24		10,000	9,829
California GO	5.000%	8/1/24	(4)	37,225	37,321
California GO	5.000%	10/1/24		16,940	16,642
California GO	5.000%	11/1/24		10,000	9,821
California GO	5.000%	8/1/25		10,000	9,753
California GO	5.000%	12/1/25		21,015	20,480
California GO	5.000%	3/1/26		10,070	9,756
California GO	5.000%	4/1/26		37,480	36,306
California GO	5.000%	4/1/27		24,285	23,361
California GO	5.000%	3/1/28		10,855	10,393
California GO	5.000%	6/1/28		10,005	9,575
California GO (Kindergarten-Univ.) VRDO	0.450%	3/2/09	LOC	3,300	3,300
California GO CP	6.250%	3/11/09		3,800	3,807
California GO CP	6.000%	3/19/09		6,700	6,720
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/16		2,170	2,136
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/19		1,025	969
California Health Fac. Finance Auth. Rev. (California-Nevada Methodist)	5.000%	7/1/26		1,740	1,568
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/09	(1)	2,425	2,445
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/10	(1)	2,080	2,098
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/11	(1)	2,675	2,691
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/12	(1)	2,465	2,476
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/25		5,000	4,853
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/14		4,000	4,146
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/16		2,000	2,050
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17		4,585	4,676

California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	0.000%	10/1/09	(1)	7,140	7,100
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/09	(2)(ETM)	10,525	10,670
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/10	(4)(ETM)	5,310	5,434
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/11	(4)(ETM)	7,250	7,417
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/16	(ETM)	5,000	5,065
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/14	(2)	2,280	2,387
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/15	(2)	2,245	2,340
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/16	(2)	2,515	2,607
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/17	(2)	2,630	2,714
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.500%	7/1/10	(1)	3,570	3,575
California Health Fac. Finance Auth. Rev. (Providence Health & Services)	6.250%	10/1/24		3,000	3,196
California Health Fac. Finance Auth. Rev. (Providence Health & Services)	6.250%	10/1/28		4,000	4,173
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.000%	10/1/09	(2)	4,490	4,587
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/14		2,715	2,780
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/15		3,000	3,045
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/16		6,275	6,348
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		10,000	10,271
California Health Fac. Finance Auth. Rev. (Stanford Hospital) VRDO	1.500%	3/6/09	(4)	28,845	28,845
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/12	(4)	1,030	1,043
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/12	(4)	5,410	5,475
California Housing Finance Agency Home Mortgage	5.200%	8/1/28		4,500	4,299
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11		10,000	10,571
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12		6,000	6,467

California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13		8,325	9,067
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10	(1)(Prere.)	2,245	2,397
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10	(1)(Prere.)	2,435	2,600
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/18	(1)	1,785	1,883
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/19	(1)	1,040	1,082
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/21	(1)	1,145	1,165
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/14		2,500	2,725
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/15		3,500	3,809
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/16		4,500	4,869
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/10		1,325	1,371
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/11		1,275	1,344
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/12		2,950	3,116
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/13		2,350	2,469
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/14		2,250	2,375
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/15		2,430	2,553
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/16		3,620	3,788
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/17		3,820	3,980
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	3.900%	12/1/11		9,000	9,455
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	4.000%	12/1/11		17,545	18,479
California Infrastructure & Econ. Dev. Bank Rev. (San Fransisco Ballet) VRDO	0.350%	3/2/09	LOC	5,600	5,600
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/13	(2)	18,000	20,227

California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/14	(2)	25,815	28,594
California PCR Financing Auth. Rev. (San Diego Gas & Electric)	5.900%	6/1/14	(1)	17,135	18,749
California PCR Financing Auth. Solid Waste Disposal Rev. (USA Waste Services) PUT	4.000%	6/1/10		1,000	970
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/20		3,895	3,905
California Public Works Board Lease Rev. (California State Univ.)	5.300%	10/1/15	(2)	6,655	6,741
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/11		3,500	3,661
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/12		5,000	5,288
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/12	(1)	10,625	11,298
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/18	(2)	27,790	28,616
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/21		10,000	10,169
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/22		10,000	10,111
California Public Works Board Lease Rev. (Dept. of Mental Health)	5.500%	6/1/17		8,000	8,372
California Public Works Board Lease Rev. (Dept. of Mental Health)	5.500%	6/1/18		5,000	5,190
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/18	(1)	10,310	11,377
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/19	(1)	5,000	5,507
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/20	(1)	7,670	8,311
California Public Works Board Lease Rev. (Univ. of California)	5.500%	6/1/14		9,750	10,534
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/16	(1)	4,750	4,812
California Public Works Board Lease Rev. (Univ. of California)	5.000%	4/1/25		5,765	5,780
California Public Works Board Lease Rev. (Univ. of California)	5.250%	11/1/26	(1)	9,010	8,688
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/10		3,500	3,658
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/11		7,000	7,488

California State Dept. of Water Resources Power Supply Rev.	5.250%	5/1/12	(1)	10,000	10,844
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/13	(2)	18,335	19,962
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		13,970	15,411
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/14		12,500	13,650
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16		5,000	5,477
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17		25,000	27,424
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21		20,000	21,073
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21		50,000	52,683
California State Econ. Recovery Bonds	5.250%	7/1/12		33,940	36,553
California State Econ. Recovery Bonds	5.250%	7/1/13		68,045	73,888
California State Econ. Recovery Bonds	5.250%	7/1/14		15,000	16,284
California State Econ. Recovery Bonds	5.250%	7/1/14	(1)	5,155	5,591
California State Econ. Recovery Bonds	5.000%	7/1/17	(3)	28,000	29,345
California State Econ. Recovery Bonds PUT	4.000%	3/1/10		37,180	37,792
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		55,000	56,463
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		55,000	56,901
California State Econ. Recovery Bonds PUT	5.000%	7/1/11		20,000	21,019
California State Univ. Rev. Systemwide	5.375%	11/1/14	(1)	5,390	5,894
California State Univ. Rev. Systemwide	5.000%	11/1/22	(2)	18,440	19,133
California State Univ. Rev. Systemwide	5.000%	11/1/24		8,690	8,871
California State Univ. Rev. Systemwide	5.000%	11/1/25		11,820	11,976
California State Univ. Rev. Systemwide	5.000%	11/1/26		12,530	12,593
California State Univ. Rev. Systemwide	5.000%	11/1/27		5,000	4,970
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.250%	11/1/16	(3)	25,000	22,461
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.250%	11/1/16	(3)	15,000	13,476
California Statewide Community Dev. Auth. Rev.	4.500%	7/1/18	(4)	15,875	16,245
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/25		14,975	13,125

California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	(ETM)	120	122
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	(ETM)	395	402
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/11	(1)	2,365	2,434
California Statewide Community Dev. Auth. Rev. (Childrens Hosp.) VRDO	0.450%	3/2/09	LOC	12,250	12,250
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/11		2,025	1,960
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/12		1,500	1,419
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/13		1,250	1,155
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/22		5,155	3,714
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/24		5,000	3,597
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/25		2,295	1,626
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.500%	5/15/26		5,000	4,113
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11		8,750	8,681
California Statewide Community Dev. Auth. Rev. (Lodi Memorial Hospital)	5.000%	12/1/22		8,000	7,536
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13	(2)	1,530	1,530
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14	(2)	1,610	1,610
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/13		6,920	7,386
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/14		5,335	5,646
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/15		7,780	8,175
California Statewide Community Dev. Auth. Rev. (Sherman Oaks Foundation)	5.500%	8/1/15	(2)	4,685	4,930
Central USD CA	5.500%	8/1/29	(12)	3,000	3,035
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.500%	8/1/10	(2)	3,095	3,313
Clovis CA USD GO	0.000%	8/1/12	(1)	4,715	4,229

Clovis CA USD GO	0.000%	8/1/18	(1)	3,645	2,362
Clovis CA USD GO	0.000%	8/1/25	(1)	11,630	4,489
Compton CA USD GO	5.250%	9/1/13	(1)(Prere.)	1,295	1,493
Compton CA USD GO	5.250%	9/1/13	(1)(Prere.)	1,460	1,683
Compton CA USD GO	5.250%	9/1/13	(1)(Prere.)	1,645	1,897
Contra Costa County CA Public Financing Lease Rev.	5.000%	6/1/22	(1)	15,300	15,731
Corona-Norca CA USD	0.000%	8/1/20	(12)	1,825	1,017
Corona-Norca CA USD	0.000%	8/1/21	(12)	2,010	1,036
Corona-Norca CA USD	0.000%	8/1/22	(12)	1,700	815
Corona-Norca CA USD	0.000%	8/1/23	(12)	1,000	442
Corona-Norca CA USD	0.000%	8/1/25	(12)	1,325	496
Corona-Norca CA USD	0.000%	8/1/26	(12)	1,530	533
Corona-Norca CA USD	0.000%	8/1/27	(12)	1,500	486
Corona-Norca CA USD	0.000%	8/1/28	(12)	1,290	388
Culver City CA Redev. Financing Auth.	5.375%	11/1/16	(4)	3,260	3,395
East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	0.980%	3/6/09		4,100	4,100
Eastern California Muni. Water. Dist. Water & Sewer COP	5.000%	7/1/26		5,245	5,252
Eastern California Muni. Water. Dist. Water & Sewer COP	5.000%	7/1/27		6,220	6,153
Eastern California Muni. Water. Dist. Water & Sewer COP	5.000%	7/1/28		2,000	1,954
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/21	(2)	2,145	2,114
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/23	(2)	2,875	2,755
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/24	(2)	3,475	3,287
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/26	(2)	4,480	4,148
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11		1,330	1,427
Foothill-De Anza CA Community College Dist. GO	5.000%	8/1/27	(2)	14,820	14,941
Foothill-De Anza CA Community College Dist. GO	5.000%	8/1/27	(2)	9,000	9,074
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.250%	1/15/13	(1)	5,000	4,943
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.375%	1/15/15	(1)	5,000	4,825

Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/1/27	(ETM)	10,000	4,327
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/1/28	(ETM)	7,655	3,120
Fresno CA Sewer Rev.	5.000%	9/1/24	(12)	1,030	1,059
Glendale CA School Dist. GO	5.750%	9/1/17	(1)	3,790	3,868
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	(2)(Prere.)	1,930	2,136
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(3)(Prere.)	5,000	5,633
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	98,990	109,084
Golden State Tobacco Securitization Corp. California	7.800%	6/1/13	(Prere.)	25,170	30,632
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33		17,500	10,852
Golden State Tobacco Securitization Corp. California	0.000%	6/1/37		30,000	11,732
Grant CA Joint Union High School Dist. VRDO	4.000%	3/6/09	(4)	12,135	12,135
Grossmont CA Union High School District GO	0.000%	8/1/28		3,210	1,026
Grossmont CA Union High School District GO	0.000%	8/1/29		6,965	2,080
Grossmont-Cuyamaca CA Community College Dist. Capital Appreciation	0.000%	8/1/25	(12)	14,010	5,889
Grossmont-Cuyamaca CA Community College Dist. Capital Appreciation	0.000%	8/1/28	(12)	21,875	7,432
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/27	(4)	3,530	3,548
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/09	(1)	3,540	3,619
Inland Empire Tobacco Securitization Auth. Rev.	4.625%	6/1/21		10,190	8,962
Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.000%	11/1/10	(2)	1,470	1,544
Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.000%	11/1/11	(2)	1,665	1,784
Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.125%	11/1/12	(2)	2,540	2,775
Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.125%	11/1/13	(2)	1,870	2,058
Irvine CA Assessment Dist. Improvement Bonds VRDO	0.450%	3/2/09	LOC	1,900	1,900
Irvine CA Assessment Dist. Improvement Bonds VRDO	0.450%	3/2/09	LOC	20,245	20,245

Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev.	4.600%	9/2/15	(2)	2,925	2,854
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev.	4.700%	9/2/16	(2)	3,045	2,940
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25	(2)	8,645	7,615
Kings River Conservation Dist. California COP	5.000%	5/1/12		2,715	2,666
Kings River Conservation Dist. California COP	5.000%	5/1/13		2,315	2,241
Kings River Conservation Dist. California COP	5.000%	5/1/14		3,500	3,332
Kings River Conservation Dist. California COP	5.000%	5/1/15		1,755	1,641
Kings River Conservation Dist. California COP	5.000%	5/1/15	(ETM)	2,590	2,988
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18		8,665	7,448
Long Beach CA Community College Dist. GO	0.000%	6/1/29	(4)	6,380	1,985
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/09	(2)	3,735	3,834
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10	(2)	3,860	4,076
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17	(2)	3,670	4,194
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/14	(2)	3,435	3,459
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/09	(2)(Prere.)	2,035	2,072
Long Beach CA Finance Auth. Rev.	2.237%	11/15/25		16,845	7,583
Long Beach CA Finance Auth. Rev.	2.259%	11/15/26		22,025	9,278
Los Angeles CA Community College Dist. GO	5.000%	8/1/21	(4)	10,000	10,438
Los Angeles CA Community College Dist. GO	5.000%	8/1/24		6,500	6,671
Los Angeles CA Community College Dist. GO	5.000%	8/1/25		5,000	5,090
Los Angeles CA Community College Dist. GO	5.000%	8/1/26		6,630	6,694
Los Angeles CA Community College Dist. GO	5.000%	8/1/27		6,000	6,004
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev.	6.000%	8/15/10	(1)	10,975	11,694
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev.	6.125%	8/15/11	(1)	1,300	1,434
Los Angeles CA COP	5.000%	4/1/14	(2)	1,435	1,534
Los Angeles CA COP	5.000%	4/1/15	(2)	1,560	1,639
Los Angeles CA COP	5.000%	4/1/16	(2)	1,725	1,803

Los Angeles CA COP	5.000%	4/1/18	(2)	1,950	2,018
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/13	(1)	10,500	11,281
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/24		4,000	3,966
Los Angeles CA Dept. of Airports International Airport Rev.	5.250%	5/15/25		3,000	3,022
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/13	(1)(ETM)	3,500	3,545
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	(1)	4,600	4,927
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23		1,335	1,395
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23	(4)	20,605	21,241
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24		2,770	2,859
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24		11,475	11,491
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/26		2,350	2,384
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27		1,655	1,666
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27		5,000	5,033
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/28		2,000	1,997
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29		1,670	1,657
Los Angeles CA GO	5.250%	9/1/12	(3)	2,000	2,228
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	9/1/12	(1)	7,480	8,142
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	8/1/25	(1)	7,725	7,673
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	8/1/28	(1)	8,980	8,676
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/21	(1)	10,830	10,927
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/22	(1)	6,500	6,520
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/23	(1)	14,700	14,699
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24	(1)	15,435	15,306
Los Angeles CA USD GO	5.500%	7/1/11	(1)	16,525	17,926
Los Angeles CA USD GO	4.500%	7/1/12	(4)	5,515	5,968

	Los Angeles CA USD GO	4.500%	7/1/12	(4)	11,990	12,975
	Los Angeles CA USD GO	5.500%	7/1/12	(1)	5,240	5,811
	Los Angeles CA USD GO	6.000%	7/1/12	(3)	1,470	1,649
	Los Angeles CA USD GO	5.000%	7/1/13	(4)	4,650	5,176
	Los Angeles CA USD GO	5.000%	7/1/13		5,000	5,520
	Los Angeles CA USD GO	6.000%	7/1/13	(3)	3,745	4,280
	Los Angeles CA USD GO	5.000%	7/1/14	(4)	5,000	5,598
	Los Angeles CA USD GO	5.000%	7/1/14		5,000	5,542
	Los Angeles CA USD GO	6.000%	7/1/14	(3)	1,440	1,663
	Los Angeles CA USD GO	5.000%	7/1/16	(3)	2,000	2,231
	Los Angeles CA USD GO	5.000%	7/1/16	(4)	3,000	3,291
	Los Angeles CA USD GO	5.000%	7/1/17	(4)	5,000	5,477
	Los Angeles CA USD GO	5.500%	7/1/17	(3)	10,000	11,455
	Los Angeles CA USD GO	5.000%	7/1/18	(2)	4,000	4,358
	Los Angeles CA USD GO	5.000%	7/1/18	(2)	5,000	5,500
	Los Angeles CA USD GO	5.000%	7/1/19	(3)	5,000	5,340
	Los Angeles CA USD GO	5.000%	7/1/19	(3)	5,000	5,280
	Los Angeles CA USD GO	5.000%	7/1/20	(2)	14,135	14,920
	Los Angeles CA USD GO	5.000%	7/1/21	(2)	15,940	16,595
	Los Angeles CA USD GO	5.000%	7/1/22	(2)	16,760	17,283
	Los Angeles CA USD GO	4.500%	7/1/23	(4)	30,825	30,614
	Los Angeles CA USD GO	5.000%	7/1/23	(2)	6,000	6,137
	Los Angeles CA USD GO	5.000%	7/1/23	(4)	12,975	13,390
	Los Angeles CA USD GO	5.000%	7/1/24	(4)	6,745	6,906
	Los Angeles CA USD GO	5.000%	7/1/24	(4)	17,210	17,622
	Los Angeles CA USD GO	5.000%	7/1/25	(2)	10,235	10,303
	Los Angeles CA USD GO	5.250%	7/1/25		1,600	1,633
	Los Angeles CA USD GO	4.500%	7/1/26	(2)	10,000	9,292
	Los Angeles CA USD GO	4.500%	1/1/28	(1)	8,500	7,648
	Los Angeles CA USD GO	5.000%	7/1/28	(2)	7,845	7,692
	Los Angeles CA Wastewater System Rev.	5.000%	6/1/26	(1)	17,280	17,259
[1]	Los Angeles CA Wastewater System Rev. TOB VRDO	1.310%	3/6/09	(4)	15,800	15,800
	Los Angeles County CA Capital Asset Leasing Corp. Rev.	6.000%	12/1/11	(2)	2,360	2,572
	Los Angeles County CA Capital Asset Leasing Corp. Rev.	6.000%	12/1/13	(2)	2,760	3,098
	Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	6.000%	7/1/11	(2)	2,745	3,022
	Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/13	(12)	1,450	1,616
	Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/17	(4)	10,000	10,954
	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/14	(1)	24,180	25,202

Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/15	(1)	8,540	8,844
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/17	(4)	5,880	6,809
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/19	(1)	4,860	4,944
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/20	(1)	6,155	6,181
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/21	(1)	6,460	6,390
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/22	(1)	6,790	6,691
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/23	(1)	2,175	2,122
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/24	(1)	3,095	2,984
Los Angeles County CA Schools COP	0.000%	8/1/11	(2)(ETM)	1,945	1,801
Los Angeles County CA Schools COP	0.000%	8/1/13	(2)(ETM)	2,010	1,703
Modesto CA Irrigation Dist. COP	5.000%	7/1/17	(1)	3,165	3,318
Modesto CA Irrigation Dist. COP	5.000%	10/1/21	(2)	2,030	2,085
Modesto CA Irrigation Dist. COP	5.000%	10/1/22	(2)	2,515	2,555
Modesto CA Irrigation Dist. COP	5.000%	10/1/23	(2)	2,645	2,672
Modesto CA Irrigation Dist. COP	5.000%	7/1/27		3,855	3,760
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15	(2)	4,365	4,418
MSR California Public Power Agency Rev. (San Juan Project)	5.000%	7/1/13	(1)	1,500	1,556
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20	(1)(ETM)	2,200	2,723
Natomas CA USD COP PUT	5.000%	2/1/10	(2)	6,895	6,827
New Haven CA USD GO	12.000%	8/1/12	(4)	3,440	4,546
New Haven CA USD GO	12.000%	8/1/15	(4)	2,905	4,418
Newark CA USD GO	0.000%	8/1/10	(4)	1,000	970
Northern California Gas Auth. No. 1 Rev.	1.412%	7/1/13		19,770	16,038
Northern California Gas Auth. No. 1 Rev.	1.562%	7/1/17		23,385	13,359
Northern California Power Agency Rev.	5.250%	8/1/15	(2)	2,000	2,024
Oakland CA COP	5.000%	4/1/11	(2)	1,855	1,867
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/23	(12)	5,000	5,113
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/24	(12)	3,695	3,742
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/25	(12)	5,405	5,441
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/26	(12)	4,190	4,185

Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/12	(2)	3,000	3,256
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/13	(2)	1,500	1,637
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13	(1)	3,990	4,051
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15	(1)	3,790	3,811
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16	(1)	6,210	6,210
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20	(2)	14,070	13,761
Oakland CA USD GO	5.000%	8/1/19	(4)	13,425	14,455
Orange County CA Airport Rev.	5.000%	7/1/11	(4)	3,165	3,406
Orange County CA Airport Rev.	5.000%	7/1/17	(4)	1,725	1,859
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14	(1)	1,415	1,473
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15	(1)	1,485	1,540
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16	(1)	1,570	1,626
Orange County CA Local Transp. Auth. Sales Tax Rev.	5.700%	2/15/11	(2)	15,445	16,655
Orange County CA Recovery COP	6.000%	6/1/10	(1)(ETM)	3,800	4,043
Orange County CA Sanitation Dist. COP VRDO	1.250%	3/2/09		3,000	3,000
Palo Alto CA USD GO	0.000%	8/1/24		15,890	7,478
Palomar Pomerado Health System California Rev.	5.375%	11/1/10	(1)	2,670	2,700
Palomar Pomerado Health System California Rev.	5.375%	11/1/12	(1)	7,080	7,129
Pasadena CA Electric Rev.	5.000%	6/1/17	(1)	2,320	2,417
Pasadena CA Electric Rev.	5.000%	6/1/18	(1)	2,535	2,626
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23	(ETM)	11,780	15,510
Port of Oakland CA Rev.	5.000%	11/1/11	(1)	5,160	5,413
Port of Oakland CA Rev.	5.000%	11/1/12	(1)	2,650	2,805
Port of Oakland CA Rev.	5.000%	11/1/19	(1)	7,750	7,834
Port of Oakland CA Rev.	5.000%	11/1/19	(1)	8,000	8,086
Port of Oakland CA Rev.	5.000%	11/1/20	(1)	6,400	6,362
Port of Oakland CA Rev.	5.000%	11/1/26	(1)	9,700	8,919
Poway CA USD GO	0.000%	8/1/17		2,000	1,438
Poway CA USD GO	0.000%	8/1/18		4,565	3,081
Poway CA USD GO	0.000%	8/1/19		5,425	3,416
Poway CA USD GO	0.000%	8/1/20		3,280	1,875
Poway CA USD GO	0.000%	8/1/22		8,425	4,173
Poway CA USD GO	0.000%	8/1/24		3,500	1,491
Poway CA USD GO	0.000%	8/1/25		6,750	2,673
Poway CA USD GO	0.000%	8/1/26		4,275	1,578

Poway CA USD GO	0.000%	8/1/28		9,070	2,903
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16	(10)	5,480	6,286
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17	(10)	5,855	6,716
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/10	(2)	3,820	3,936
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/15	(2)	2,835	2,922
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/16	(2)	5,100	5,213
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/27		12,000	10,458
Riverside CA Electric Rev.	5.375%	10/1/13	(2)	3,595	3,641
Riverside CA Electric Rev.	5.000%	10/1/24	(4)	1,000	1,028
Riverside CA Electric Rev.	5.000%	10/1/25	(4)	2,000	2,040
Riverside CA Electric Rev.	5.000%	10/1/26	(4)	2,500	2,528
Riverside CA Electric Rev.	5.000%	10/1/27	(4)	3,570	3,578
Riverside County CA Transp. Commission Sales Tax Rev. PUT	5.000%	12/1/09		15,000	15,442
Rocklin CA USD	0.000%	8/1/23	(1)	7,030	3,148
Rocklin CA USD	0.000%	8/1/24	(1)	2,965	1,237
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/18		2,280	1,864
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/19		10,000	8,026
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/11	(1)	4,730	4,784
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/14	(1)	5,500	5,559
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/15	(1)	5,755	5,816
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17	(1)	4,760	4,776
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12	(4)(Prere.)	4,395	5,013
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14	(1)	4,170	4,416
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14	(4)	1,630	1,796
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19	(1)	12,860	13,146
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20	(1)	13,670	13,823
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10	(1)	19,475	20,206
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12	(1)	2,185	2,364
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13	(4)	1,000	1,066
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14	(4)	2,500	2,643
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/16	(4)	10,000	11,179
Sacramento CA Muni. Util. Dist. Rev.	5.000%	7/1/17	(1)	4,000	3,849
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24	(2)	10,000	10,568

Sacramento County CA Airport Rev.	5.000%	7/1/23	(4)	2,000	2,061
Sacramento County CA Airport Rev.	5.000%	7/1/24	(4)	2,500	2,554
Sacramento County CA Airport Rev.	5.000%	7/1/24	(4)	1,785	1,824
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10	(1)(ETM)	2,425	2,509
Sacramento County CA Sanitation Dist. Financing Auth.	6.000%	12/1/13		2,500	2,705
Sacramento County CA Sanitation Dist. Financing Auth.	6.000%	12/1/15		2,500	2,691
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/20	(1)	2,055	2,171
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/21	(1)	6,000	6,261
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/22	(1)	5,495	5,682
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/23	(1)	7,030	7,198
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/13	(2)(Prere.)	1,235	1,396
San Bernardino CA Community College Dist.	5.000%	8/1/27	(4)	11,580	11,665
San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/14	(1)	5,585	5,747
San Bernardino County CA Medical Center COP	5.500%	8/1/17	(1)	5,250	5,498
San Bernardino County CA Medical Center COP	6.500%	8/1/17	(1)	5,000	5,580
San Bernardino County CA Medical Center COP	5.500%	8/1/22	(1)	8,940	8,848
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12	(2)	3,000	3,038
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14	(2)	5,680	5,752
San Diego CA USD GO	0.000%	7/1/14	(1)	3,400	2,888
San Diego CA USD GO	5.500%	7/1/17	(1)	2,895	3,371
San Diego CA USD GO	0.000%	7/1/18	(1)	9,500	6,499
San Diego CA USD GO	5.500%	7/1/20	(1)	11,390	12,655
San Diego CA USD GO	5.500%	7/1/20	(4)	9,490	10,894
San Diego CA USD GO	5.500%	7/1/21	(4)	11,470	13,037
San Diego CA USD GO	5.500%	7/1/22	(4)	12,790	14,679
San Diego CA USD GO	5.500%	7/1/23	(4)	9,210	10,431
San Diego CA USD GO	5.500%	7/1/26	(4)	7,490	8,195
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15	(1)	6,215	7,081
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16	(1)	7,880	9,004
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21	(1)	6,725	7,397
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22	(1)	7,075	7,681
San Diego CA Water Auth. Rev. COP	5.000%	5/1/24	(4)	6,000	6,193

San Diego County CA COP	5.000%	2/1/22	(2)	2,000	1,986
San Diego County CA COP	5.000%	2/1/24	(2)	1,500	1,463
San Diego County CA COP	5.000%	2/1/26	(2)	1,000	957
San Diego County CA Regional Building Auth.	5.000%	2/1/23		4,285	4,341
San Diego County CA Regional Building Auth.	5.000%	2/1/25		4,820	4,773
San Diego County CA Regional Building Auth.	5.250%	2/1/26		1,140	1,147
San Diego County CA Regional Building Auth.	5.000%	2/1/27		2,420	2,331
San Diego County CA Regional Building Auth.	5.500%	2/1/28		5,780	5,837
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/14	(2)	2,860	2,925
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/17	(2)	1,000	1,023
San Francisco CA City & County GO (Laguna Honda Hosp.)	5.000%	6/15/16	(2)	8,000	8,735
San Francisco CA City & County International Airport Rev.	5.250%	5/1/12	(1)(Prere.)	4,015	4,484
San Francisco CA City & County International Airport Rev.	5.250%	5/1/13	(1)	2,430	2,585
San Francisco CA City & County International Airport Rev.	5.250%	5/1/14	(1)	3,185	3,353
San Francisco CA City & County International Airport Rev.	5.250%	5/1/26		25,000	25,435
San Francisco CA City & County International Airport Rev.	5.000%	5/1/27	(1)	13,075	12,444
San Francisco CA City & County Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/16	(4)	3,270	3,490
San Francisco CA City & County Water Rev.	5.000%	11/1/17	(1)	4,865	5,248
San Joaquin County CA Delta Community College Dist. Election GO	0.000%	8/1/26	(4)	15,500	5,560
San Joaquin County CA Delta Community College Dist. Election GO	0.000%	8/1/27	(4)	15,500	5,168
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11		10,000	10,471
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/11	(1)	7,140	6,494
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/14	(1)	5,500	4,116
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/1/23	(ETM)	16,000	8,771

San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/1/25	(ETM)	17,750	8,661
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/1/26	(ETM)	14,350	6,605
San Jose CA Airport Rev.	5.375%	3/1/13	(4)	4,945	5,427
San Jose CA Airport Rev.	5.375%	3/1/14	(4)	7,550	8,188
San Jose CA Airport Rev.	5.375%	3/1/15	(4)	7,950	8,564
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13	(1)	9,570	10,154
San Jose CA Redev. Agency	5.250%	8/1/13	(1)	5,000	5,238
San Jose CA Redev. Agency	5.250%	8/1/14	(1)	5,000	5,280
San Jose CA Redev. Agency	5.000%	8/1/22	(2)	13,605	12,471
San Jose CA Redev. Agency	5.000%	8/1/23	(2)	15,000	13,530
San Jose CA Redev. Agency	5.000%	8/1/24	(1)	23,360	20,728
San Jose CA Redev. Agency	5.000%	8/1/25	(1)	18,505	16,202
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/11	(Prere.)	1,000	1,089
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/11	(Prere.)	2,045	2,238
San Mateo CA Union High School Dist. GO	0.000%	9/1/10	(1)	1,200	1,166
San Mateo CA Union High School Dist. GO	0.000%	9/1/12	(1)	1,180	1,082
San Mateo CA Union High School Dist. GO	0.000%	9/1/13	(1)	1,715	1,517
San Mateo CA Union High School Dist. GO	0.000%	9/1/14	(1)	1,500	1,266
San Mateo County CA Community College Dist. GO	5.375%	9/1/15	(1)	1,300	1,425
San Mateo County CA Community College Dist. GO	0.000%	9/1/21	(1)	4,645	2,395
San Mateo County CA Community College Dist. GO	0.000%	9/1/22	(1)	5,675	2,708
San Mateo County CA Community College Dist. GO	0.000%	9/1/24	(1)	2,825	1,147
San Mateo County CA Community College Dist. GO	0.000%	9/1/25	(1)	4,000	1,504
San Mateo County CA Community College Dist. GO	5.000%	9/1/26		3,170	3,226
San Mateo County CA Joint Powers Auth. Lease Rev.	4.625%	7/15/25		2,455	2,411
San Mateo County CA Joint Powers Auth. Lease Rev.	5.250%	7/15/28		2,000	2,032
Santa Ana CA Community Redev. Agency Tax Allocation (South Main Street)	5.000%	9/1/18	(1)	2,685	2,754
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/09	(1)	3,040	3,097
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10	(1)	1,600	1,644

Santa Barbara County CA COP	5.250%	12/1/12	(2)	1,000	1,099
Santa Barbara County CA COP	5.250%	12/1/13	(2)	2,355	2,578
Santa Barbara County CA COP	5.250%	12/1/15	(2)	1,065	1,166
Santa Barbara County CA COP	5.250%	12/1/16	(2)	1,760	1,926
Santa Clara CA Electric Rev.	5.250%	7/1/18	(1)	1,720	1,845
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/10	(2)	4,500	4,955
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/11	(2)	4,535	4,777
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/11	(2)	1,000	1,150
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/12	(2)	4,785	5,026
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/17		11,540	12,965
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/18		10,000	11,150
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	5/15/28		15,150	14,694
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/09	(2)	3,860	3,899
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/09	(1)	2,000	2,035
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/10	(2)	2,245	2,264
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10	(1)	4,630	4,873
Santa Rosa CA Waste Water Rev.	0.000%	9/1/28	(4)	11,095	3,657
Simi Valley CA USD	0.000%	8/1/26	(4)	3,030	1,097
Simi Valley CA USD	0.000%	8/1/27	(4)	2,900	977
Solano County CA COP	5.000%	11/1/17	(1)	4,110	4,545
Solano County CA COP	5.000%	11/1/18	(1)	3,810	4,144
Solano County CA COP	5.000%	11/1/19	(1)	3,995	4,272
Solano County CA COP	5.000%	11/1/20	(1)	4,195	4,401
Solano County CA COP	5.000%	11/1/21	(1)	4,405	4,558
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/09	(1)	5,000	5,115
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/10	(1)	3,300	3,499
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/11	(1)	3,490	3,682
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/12	(4)	5,605	5,747
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/13	(2)	2,290	2,315

South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/31	(1)	7,255	5,789
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/23		5,250	3,869
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/24		5,000	3,570
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/25		5,000	3,600
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/26		2,500	1,744
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/13	(4)	3,500	3,922
Southern California Public Power Auth. Rev. (Transmission Project)	5.000%	7/1/23		5,000	5,079
Southern California Public Power Auth. Rev. VRDO	0.350%	3/2/09		21,875	21,875
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/25		10,245	7,355
Tulare County CA COP	5.000%	8/15/15	(1)	6,460	6,797
Univ. of California Regents	5.000%	5/15/19	(1)	5,075	5,378
Univ. of California Regents	5.000%	5/15/20	(1)	5,065	5,304
Univ. of California Regents	5.000%	5/15/25		19,385	19,527
Univ. of California Regents	5.000%	5/15/26		14,095	14,094
Univ. of California Rev.	3.000%	5/15/11		1,235	1,274
Univ. of California Rev.	3.000%	5/15/12		2,000	2,072
Univ. of California Rev.	5.000%	5/15/17	(4)	21,620	24,042
Univ. of California Rev.	5.000%	5/15/18	(4)	10,000	10,972
Univ. of California Rev.	5.000%	5/15/19	(4)	4,275	4,629
Univ. of California Rev.	5.000%	5/15/20	(4)	30,900	32,979
Univ. of California Rev.	5.000%	5/15/21	(4)	14,915	15,705
Univ. of California Rev.	5.000%	5/15/26	(1)	10,000	9,920
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/09	(3)(Prere.)	3,150	3,253
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14	(4)	4,290	4,452
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15	(4)	4,515	4,665
Ventura County CA Community College Dist. GO	5.000%	8/1/16	(1)	3,100	3,385
Ventura County CA Community College Dist. GO	5.000%	8/1/17	(1)	2,300	2,512
Ventura County CA Community College Dist. GO	0.000%	8/1/28		15,000	4,802
Ventura County CA COP Public Finance Auth.	5.375%	8/15/13	(4)	4,320	4,389

Vista CA USD GO	5.375%	8/1/12	(4)(Prere.)	1,695	1,914
Vista CA USD GO	5.375%	8/1/12	(4)(Prere.)	1,455	1,643
Vista CA USD GO	5.375%	8/1/15	(4)	150	164
Vista CA USD GO	5.375%	8/1/16	(4)	190	207
Vista CA USD GO	5.375%	8/1/17	(4)	160	175
West Contra Costa CA USD	6.000%	8/1/26		5,000	5,389
Western Placer County CA USD PUT	3.625%	12/1/09	(4)	8,500	8,686
					4,369,941
Puerto Rico (2.7%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12	(1)(ETM)	1,000	1,151
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10		7,500	7,592
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11		12,500	12,626
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11	(4)	6,050	6,270
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12	(1)	8,235	8,535
Puerto Rico GO	6.500%	7/1/11	(1)	2,500	2,584
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13	(1)	2,250	2,255
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/21	(3)	5,000	4,631
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/23	(3)	5,835	5,321
Puerto Rico Muni. Finance Agency	5.625%	8/1/10	(4)	17,775	18,142
Puerto Rico Muni. Finance Agency	5.750%	8/1/11	(4)	13,560	13,824
Puerto Rico Muni. Finance Agency	5.750%	8/1/11	(4)	7,750	7,901
Puerto Rico Muni. Finance Agency	5.000%	7/1/14	(11)	1,360	1,336
Puerto Rico Muni. Finance Agency	5.250%	7/1/16	(11)	1,400	1,379
Puerto Rico Muni. Finance Agency	5.250%	8/1/17	(4)	10,000	10,050
Puerto Rico Muni. Finance Agency	5.250%	7/1/18	(11)	1,000	966
	Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	20,000	19,677
						124,240
Virgin Islands (0.1%)
	Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15		2,200	2,116

Total Tax-Exempt Municipal Bonds (Cost $4,594,419)						4,496,297
Other Assets and Liabilities-Net (1.0%)						45,277
Net Assets (100%)						4,541,574

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the value of this security represented 0.3% of net assets.

California Intermediate-Term Tax-Exempt

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

California Intermediate-Term Tax-Exempt

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2009, the cost of investment securities for tax purposes was $4,597,097,000. Net unrealized depreciation of investment securities for tax purposes was $100,800,000, consisting of unrealized gains of $61,166,000 on securities that had risen in value since their purchase and $161,966,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). As of February 28, 2009, the fund has no open futures contracts.

California Intermediate-Term Tax-Exempt

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.